As filed with the Securities and Exchange             Registration No. 333-56297
Commission on April 18, 2002                          Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 27 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

      Variable Annuity Account B of ING Life Insurance and Annuity Company
        (formerly Variable Annuity Account B of Aetna Life Insurance and
                                Annuity Company)

                     ING Life Insurance and Annuity Company
               (formerly Aetna Life Insurance and Annuity Company)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                     ING Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

                                Linda E. Senker
                                 ING Americas
                               Legal Department
                              1475 Dunwoody Drive
                             West Chester, PA 19380
                                (610) 425-4139
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                      cc: Kimberly J. Smith, Chief Counsel
                          ING Americas
                          Legal Department
                          1475 Dunwoody Drive
                          West Chester, PA 19380
                          (610) 425-3427

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
        --------
           X      on May 1, 2002 pursuant to paragraph (b) of Rule 485
        --------

                       CONTRACT PROSPECTUS - MAY 1, 2002
--------------------------------------------------------------------------------
THE CONTRACT. The contract described in this prospectus is a group or individual ING Variable Annuity deferred variable annuity contract issued by ING Life Insurance and Annuity Company (the Company, we, us, our) (formerly known as Aetna Life Insurance and Annuity Company). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in
Section 408(a) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans.


The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing.
 This information will help you decide if the contract is right for you. Please read this prospectus carefully.
 TABLE OF CONTENTS . . . PAGE 3

PREMIUM BONUS OPTION. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See "Premium Bonus Option--Suitability."

INVESTMENT OPTIONS. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page 22, in Appendix III--Description of Underlying Funds and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

THE FUNDS


ING VP Balanced Portfolio, Inc.          ING MFS Capital Opportunities Portfolio  Fidelity-Registered Trademark- VIP
    (Class R Shares)(1)                  (Initial Class)(1)                       Growth Portfolio
ING VP Bond Portfolio                    ING MFS Emerging Equities Portfolio      (Initial Class)
    (Class R Shares)(1)                  (Initial Class)(1)                       Fidelity-Registered Trademark- VIP High
ING GET Fund(1)(2)                       ING MFS Research Portfolio               Income Portfolio
ING VP Growth Portfolio                  (Initial Class)(1)                       (Initial Class)
    (Class R Shares)(1)                  ING Scudder International Growth         Janus Aspen Aggressive Growth Portfolio
ING VP Growth and Income Portfolio       Portfolio (Initial Class)(1)             (Institutional Shares)
    (Class R Shares)(1)                  AIM V.I. Capital Appreciation Fund       Janus Aspen Balanced Portfolio
ING VP Index Plus LargeCap Portfolio     (Series I Shares)                        (Institutional Shares)
    (Class R Shares)(1)                  AIM V.I. Core Equity Fund                Janus Aspen Growth Portfolio
ING VP International Equity Portfolio    (Series I Shares)(1)                     (Institutional Shares)
    (Class R Shares)(1)                  AIM V.I. Government Securities Fund      Janus Aspen Worldwide Growth Portfolio
ING VP Money Market Portfolio            (Series I Shares)                        (Institutional Shares)
    (Class R Shares)(1)                  AIM V.I. Growth Fund                     Jennison Portfolio
ING VP Small Company Portfolio           (Series I Shares)                        (Class II Shares)(1)
    (Class R Shares)(1)                  AIM V.I. Premier Equity Fund             MFS-Registered Trademark- Total Return
ING VP Technology Portfolio              (Series I Shares)(1)                     Series
    (Class R Shares)(1)                  Alliance Growth and Income Portfolio     (Initial Class)
ING VP Growth Opportunities Portfolio    (Class A Shares)                         Oppenheimer Aggressive Growth Fund/VA
    (Class R Shares)(1)                  Alliance Premier Growth Portfolio        Oppenheimer Main Street Growth &
ING VP MagnaCap Portfolio                (Class A Shares)                         Income Fund/VA-Registered Trademark-
    (Class R Shares)(1)                  Alliance Quasar Portfolio                Oppenheimer Strategic Bond Fund/VA
ING VP MidCap Opportunities Portfolio    (Class A Shares)                         SP Jennison International Growth
    (Class R Shares)(1)                  Fidelity-Registered Trademark- VIP       Portfolio
ING VP SmallCap Opportunities Portfolio  Contrafund-Registered Trademark-         (Class II Shares)
    (Class R Shares)(1)                  Portfolio                                UBS Series Trust -- UBS Tactical
                                         (Initial Class)                          Allocation
                                         Fidelity-Registered Trademark- VIP       Portfolio (Class I Shares)(1)
                                         Equity-Income Portfolio
                                         (Initial Class)

(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix III on page 69 for a complete list of former and current fund names.
(2) See Appendix IV on page 96 for a list of ING GET Fund series and their projected offering periods.

--------------------------------------------------------------------------------

                                    GETTING ADDITIONAL INFORMATION. You may
                                    obtain the May 1, 2002, Statement of
                                    Additional Information (SAI) about the
                                    separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or
                                    1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed on page 64 of this prospectus. The SAI is incorporated into this prospectus by reference.

                                    ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

                                    FIXED INTEREST OPTIONS.

                                    --  ILIAC Guaranteed Account (the Guaranteed
                                    Account)

                                    --  Fixed Account

                                    Except as specifically mentioned, this
                                    prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

                                    AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

                                    THE CONTRACT IS NOT A DEPOSIT WITH,
                                    OBLIGATION OF OR GUARANTEED OR ENDORSED BY
                                    ANY BANK, NOR IS IT INSURED BY THE FDIC. THE
                                    CONTRACT IS SUBJECT TO INVESTMENT RISK,
                                    INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL
                                    AMOUNT OF YOUR INVESTMENT.

                           TABLE OF CONTENTS

  CONTRACT OVERVIEW...............................      4
  Contract Design.................................      4
  New York Contracts..............................      4
  Contract Facts..................................      4
  Questions: Contacting the Company (sidebar)
  Sending Forms and Written Requests in Good Order
  (sidebar)
  Sending Additional Purchase Payments (sidebar)
  Contract Phases: The Accumulation Phase, The
  Income Phase....................................      7
FEE TABLE.........................................      8
CONDENSED FINANCIAL INFORMATION...................     17
PURCHASE AND RIGHTS...............................     17
RIGHT TO CANCEL...................................     20
PREMIUM BONUS OPTION..............................     20
INVESTMENT OPTIONS................................     22
TRANSFERS AMONG INVESTMENT OPTIONS................     25
TRANSFERS BETWEEN OPTION PACKAGES.................     27
FEES..............................................     28
YOUR ACCOUNT VALUE................................     34
WITHDRAWALS.......................................     36
SYSTEMATIC DISTRIBUTION OPTIONS...................     38
DEATH BENEFIT.....................................     39
THE INCOME PHASE..................................     44
NEW YORK CONTRACTS................................     49
TAXATION..........................................     53
OTHER TOPICS......................................     59
The Company--Variable Annuity Account B--Contract
Distribution--Payment of Commissions--Payment Delay or
Suspension--Performance Reporting--Voting
Rights--Contract Modifications--Transfer of Ownership:
Assignment--Involuntary Terminations--Legal Matters and
Proceedings

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION.......................................     64
APPENDIX I--ILIAC GUARANTEED ACCOUNT..............     65
APPENDIX II--FIXED ACCOUNT........................     68
APPENDIX III--DESCRIPTION OF UNDERLYING FUNDS.....     69
APPENDIX IV--PROJECTED SCHEDULE OF ING GET FUND
OFFERINGS.........................................     96
APPENDIX V--CONDENSED FINANCIAL INFORMATION.......     97

[SIDE NOTE]

QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your sales representative or write or call our Customer Service Center at:
ING
P.O. Box 2700
West Chester, PA 19380
1-800-366-0066
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.
Generally, a request is considered to be in good order when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
SENDING ADDITIONAL PURCHASE PAYMENTS.
Use the following addresses when sending additional purchase payments.
If using the U.S. Postal Service:
 ING
 Attn: Customer Service
 P.O. Box 2700
 West Chester, PA 19380
If using express mail:
 ING
 Attn: Customer Service Center
 1475 Dunwoody Drive
 West Chester, PA 19380

Express mail packages should not be sent to the P.O. Box address.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

                                CONTRACT DESIGN
-------------------------------------------------------------------

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

                               NEW YORK CONTRACTS
-------------------------------------------------------------------

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. For details regarding the New York contracts, see the "Fee Table" and the "New York Contracts" sections of this prospectus.

                                 CONTRACT FACTS
-------------------------------------------------------------------

OPTION PACKAGES. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See "Purchase and Rights" for age maximums on the calculation of death benefits. The differences are summarized as follows:

                     OPTION PACKAGE I          OPTION PACKAGE II        OPTION PACKAGE III
 Mortality and
 Expense Risk
 Charge(1):                0.80%                     1.10%                     1.25%
                  The greater of:           The greatest of:          The greatest of:
                  (1) The sum of all        (1) The sum of all        (1) The sum of all
                  purchase payments,        purchase payments,        purchase payments,
                      adjusted for              adjusted for              adjusted for
                      amounts withdrawn         amounts withdrawn         amounts withdrawn
                      or applied to an          or applied to an          or applied to an
 Death                income phase              income phase              income phase
 Benefit(2)
 on Death of          payment option as         payment option as         payment option as
 the                  of the claim date;        of the claim date;        of the claim date;
 Annuitant(3):
                      or                        or                        or
                  (2) The account value     (2) The account value     (2) The account value
                  on the claim date.        on the claim date; or     on the claim date; or
                                            (3) The "step-up value"   (3) The "step-up value"
                                            on the claim date.        on the claim date; or
                                                                      (4) The "roll-up value"
                                                                      on the claim date.(4)
 Minimum             NON-                      NON-                      NON-
 Initial          QUALIFIED:   QUALIFIED:   QUALIFIED:   QUALIFIED:   QUALIFIED:   QUALIFIED:
 Purchase          $15,000       $1,500       $5,000       $1,500       $5,000       $1,500
 Payment(5):
 Free               10% of your account       10% of your account       10% of your account
Withdrawals(6):     value each account        value each account        value each account
                   year, non-cumulative.    year, non- cumulative.     year, cumulative to a
                                                                           maximum 30%.
 Nursing Home
 Waiver--Waiver
 of Early With-        Not Available               Available                 Available
 drawal
 Charge(7):

(1)  See "Fee Table" and "Fees."
(2) See "Death Benefit." If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."
(3) When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." THEREFORE, CONTRACT HOLDERS WHO ARE NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.
(4) See the "New York Contracts" section of this prospectus for details regarding the death benefit under Option Package III for contracts issued in New York.
(5)  See "Purchase and Rights."
(6)  See "Fees."
(7) See "Fees" and the "New York Contracts" sections of this prospectus for details regarding contracts issued in New York.

PREMIUM BONUS OPTION. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See "Premium Bonus Option."

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge may also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See "Fee Table" and "Fees."

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

-- If you exercise your free look privilege and cancel your contract. See "Premium Bonus Option--Forfeiture" and "Right to Cancel."

-- If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture" and "Death Benefit--Premium Bonus."

-- If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See "Premium Bonus Option--Forfeiture" and "Withdrawals."

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See "Premium Bonus Option--Suitability." Your sales representative can help you decide if the premium bonus option is right for you.

TRANSFERABILITY.  You may transfer from one option package to another.

--  Transfers must occur on an account anniversary.

-- A written request for the transfer must be received by us within 60 days of an account anniversary.

--  Certain minimum account values must be met.

See "Transfers Between Option Packages."

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right to Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See "Death Benefit." Any death benefit during the income phase will depend upon the income phase payment option selected. See "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply.

In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE (accumulating dollars under your contract)

STEP 1: You provide us with
your completed application and
initial purchase payment. We
establish an account for you
and credit that account with
your initial purchase payment.
If you elected the premium
bonus option we will also
credit your account with a
premium bonus.

STEP 2: You direct us to invest
your purchase payment and the
premium bonus, if applicable,
in one or more of the following
investment options:
(a)  Fixed Interest Options; or
(b)  Variable Investment
     Options. (The variable
     investment options are the
     subaccounts of Variable
     Annuity Account B. Each
     one invests in a specific
     mutual fund.)

                                                                         [CHART]

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

--  Receive income phase payments for a specified period of time or for life;

--  Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an income phase payment option that provides for payments to your beneficiary; or

-- Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Transaction Fees
-- Maximum Fees Deducted from Investments in the Separate Account
-- Fees Deducted by the Funds
-- Hypothetical Examples
ALSO SEE THE "FEES" SECTION FOR:
-- How, When and Why Fees are Deducted
-- Reduction, Waiver and/or Elimination of Certain Fees
-- Premium and Other Taxes

-- Charges for the ING GET Fund

   [END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for the different fees that may apply after you begin receiving payments under the contract. The fees shown do not reflect any premium tax that may apply.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE (As a percentage of payments withdrawn.)

             FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
  ALL CONTRACTS (EXCEPT ROTH IRA CONTRACTS ISSUED BEFORE SEPTEMBER 20, 2000):

                                                                        Early
                    Years from Receipt                                  Withdrawal
                    of Purchase Payment                                 Charge
                    --------------------------------------------------  ---
                    Less than 2                                         7%
                    2 or more but less than 4                           6%
                    4 or more but less than 5                           5%
                    5 or more but less than 6                           4%
                    6 or more but less than 7                           3%
                    7 or more                                           0%

              ROTH IRA CONTRACTS ISSUED BEFORE SEPTEMBER 20, 2000:

                                                                        Early
                                                                        Withdrawal
                    Completed Account Years                             Charge
                    --------------------------------------------------  ---
                    Less than 1                                         5%
                    1 or more but less than 2                           4%
                    2 or more but less than 3                           3%
                    3 or more but less than 4                           2%
                    4 or more but less than 5                           1%
                    5 or more                                           0%

                 FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
                                 ALL CONTRACTS

                                                                        Early
                    Years from Receipt                                  Withdrawal
                    of Purchase Payment                                 Charge
                    --------------------------------------------------  ---
                    Less than 1                                         7%
                    1 or more but less than 2                           6%
                    2 or more but less than 3                           5%
                    3 or more but less than 4                           4%
                    4 or more but less than 5                           3%
                    5 or more but less than 6                           2%
                    6 or more but less than 7                           1%
                    7 or more                                           0%

ANNUAL MAINTENANCE FEE ............................................... $30.00(1)

TRANSFER CHARGE ...................................................... $10.00(2)

(1)The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees--Annual Maintenance Fee."

(2)We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See "Transfers" for additional information.

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

                                                            ALL
                                                          ACCOUNT
-   IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION           YEARS

    --          OPTION PACKAGE I--
                Mortality and Expense Risk Charge          0.80%
                Administrative Expense Charge              0.15%
                                                           -----
                Total Separate Account Expenses            0.95%
                                                           =====

    --          OPTION PACKAGE II--
                Mortality and Expense Risk Charge          1.10%
                Administrative Expense Charge              0.15%
                                                           -----
                Total Separate Account Expenses            1.25%
                                                           =====

    --          OPTION PACKAGE III--
                Mortality and Expense Risk Charge          1.25%
                Administrative Expense Charge              0.15%
                                                           -----
                Total Separate Account Expenses            1.40%
                                                           =====

                                                                    AFTER
                                                          ACCOUNT  THE 7TH
                                                           YEARS   ACCOUNT
-   IF YOU ELECT THE PREMIUM BONUS OPTION                   1-7     YEAR

    --          OPTION PACKAGE I--
                Mortality and Expense Risk Charge          0.80%    0.80%
                Administrative Expense Charge              0.15%    0.15%
                Premium Bonus Option Charge                0.50%    0.00%
                                                           -----    -----
                Total Separate Account Expenses            1.45%    0.95%
                                                           =====    =====

    --          OPTION PACKAGE II--
                Mortality and Expense Risk Charge          1.10%    1.10%
                Administrative Expense Charge              0.15%    0.15%
                Premium Bonus Option Charge                0.50%    0.00%
                                                           -----    -----
                Total Separate Account Expenses            1.75%    1.25%
                                                           =====    =====

    --          OPTION PACKAGE III--
                Mortality and Expense Risk Charge          1.25%    1.25%
                Administrative Expense Charge              0.15%    0.15%
                Premium Bonus Option Charge                0.50%    0.00%
                                                           -----    -----
                Total Separate Account Expenses            1.90%    1.40%
                                                           =====    =====

                                                                          AFTER
                                                       ACCOUNT  ACCOUNT  THE 7TH
-   IF YOU ELECT THE PREMIUM BONUS OPTION AND INVEST    YEARS    YEARS   ACCOUNT
    IN THE GET FUND*                                     1-5      6&7     YEAR

    --            OPTION PACKAGE I--
                  Mortality and Expense Risk Charge     0.80%    0.80%    0.80%
                  Administrative Expense Charge         0.15%    0.15%    0.15%
                  Premium Bonus Option Charge           0.50%    0.50%    0.00%
                  GET Fund Guarantee Charge             0.50%    0.00%    0.00%
                                                        -----    -----    -----
                  Total Separate Account Expenses       1.95%    1.45%    0.95%
                                                        =====    =====    =====

    --            OPTION PACKAGE II--
                  Mortality and Expense Risk Charge     1.10%    1.10%    1.10%
                  Administrative Expense Charge         0.15%    0.15%    0.15%
                  Premium Bonus Option Charge           0.50%    0.50%    0.00%
                  GET Fund Guarantee Charge             0.50%    0.00%    0.00%
                                                        -----    -----    -----
                  Total Separate Account Expenses       2.25%    1.75%    1.25%
                                                        =====    =====    =====

    --            OPTION PACKAGE III--
                  Mortality and Expense Risk Charge     1.25%    1.25%    1.25%
                  Administrative Expense Charge         0.15%    0.15%    0.15%
                  Premium Bonus Option Charge           0.50%    0.50%    0.00%
                  GET Fund Guarantee Charge             0.50%    0.00%    0.00%
                                                        -----    -----    -----
                  Total Separate Account Expenses       2.40%    1.90%    1.40%
                                                        =====    =====    =====

*The GET Fund guarantee charge applies during each five year guarantee period to amounts invested in the GET Fund investment option only. See "Investment Options--Variable Investment Options" for additional information.

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. See the "Fees" section of this prospectus, and the fund prospectus for additional information. To learn about additional factors impacting the share value, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund and are based on figures for the year ended December 31, 2001.

                                   FUND EXPENSE TABLE(1)
                                                              Total     Fees and   Total Net
                           Management                          Fund     Expenses     Fund
                           (Advisory)     12b-1     Other     Annual   Waived or    Annual
Fund Name                     Fees         Fee     Expenses  Expenses  Reimbursed  Expenses
---------                  -----------  ---------  --------  --------  ----------  ---------
ING VP Balanced
  Portfolio, Inc.
  (Class R Shares)(2)          0.50%        --       0.09%     0.59%         --       0.59%
ING VP Bond Portfolio
  (Class R Shares)(2)          0.40%        --       0.10%     0.50%         --       0.50%
ING VP GET Fund(3)             0.60%      0.25%      0.15%     1.00%         --       1.00%
ING VP Growth Portfolio
  (Class R Shares)(2)          0.60%        --       0.10%     0.70%         --       0.70%
ING VP Growth and Income
  Portfolio (Class R
  Shares)(2)                   0.50%        --       0.09%     0.59%         --       0.59%
ING VP Index Plus
  LargeCap Portfolio
  (Class R Shares)(2)          0.35%        --       0.10%     0.45%         --       0.45%
ING VP International
  Equity Portfolio
  (Class R Shares)(2)          0.85%        --       0.41%     1.26%       0.11%      1.15%
ING VP Money Market
  Portfolio (Class R
  Shares)(2)                   0.25%        --       0.09%     0.34%         --       0.34%
ING VP Small Company
  Portfolio (Class R
  Shares)(2)                   0.75%        --       0.11%     0.86%         --       0.86%
ING VP Technology
  Portfolio (Class R
  Shares)(2)                   0.95%        --       0.16%     1.11%         --       1.11%
ING VP Growth
  Opportunities Portfolio
  (Class S Shares)(4)          0.75%      0.25%      1.58%     2.58%       1.48%      1.10%
ING VP MagnaCap Portfolio
  (Class S Shares)(4)          0.75%      0.25%      0.53%     1.53%       0.43%      1.10%
ING VP MidCap
  Opportunities Portfolio
  (Class S Shares)(4)          0.75%      0.25%      3.28%     4.28%       3.18%      1.10%
ING VP SmallCap
  Opportunities Portfolio
  (Class S Shares)(4)          0.75%      0.25%      0.71%     1.71%       0.61%      1.10%
ING MFS Capital
  Opportunities Portfolio
  (Initial Class)              0.65%        --       0.25%     0.90%         --       0.90%
ING MFS Emerging Equities
  Portfolio (Initial
  Class)                       0.68%        --       0.13%     0.81%         --       0.81%
ING MFS Research
  Portfolio (Initial
  Class)                       0.70%        --       0.15%     0.85%         --       0.85%
ING Scudder International
  Growth Portfolio
  (Initial Class)              0.80%        --       0.20%     1.00%         --       1.00%
AIM V.I. Capital
  Appreciation Fund
  (Series I Shares)(5)         0.61%        --       0.24%     0.85%         --       0.85%
AIM V.I. Core Equity Fund
  (Series I Shares)(5)         0.61%        --       0.21%     0.82%         --       0.82%
AIM V.I. Government
  Securities Fund
  (Series I
  Shares)(5)(6)                0.50%        --       0.58%     1.08%         --       1.08%
AIM V.I. Growth Fund
  (Series I Shares)(5)         0.62%        --       0.26%     0.88%         --       0.88%
AIM V.I. Premier Equity
  Fund (Series I
  Shares)(5)                   0.60%        --       0.25%     0.85%         --       0.85%
Alliance Growth and
  Income Portfolio
  (Class A Shares)             0.63%        --       0.04%     0.67%         --       0.67%
Alliance Premier Growth
  Portfolio (Class A
  Shares)                      1.00%        --       0.04%     1.04%         --       1.04%
Alliance Quasar Portfolio
  (Class A Shares)(7)          1.00%        --       0.16%     1.16%         --       1.16%
Fidelity-Registered
  Trademark- VIP
  Contrafund-Registered
  Trademark- Portfolio
  (Initial Class)(8)           0.58%        --       0.10%     0.68%         --       0.68%
Fidelity-Registered
  Trademark- VIP
  Equity-Income Portfolio
  (Initial Class)(8)           0.48%        --       0.10%     0.58%         --       0.58%
Fidelity-Registered
  Trademark- VIP Growth
  Portfolio (Initial
  Class)(8)                    0.58%        --       0.10%     0.68%         --       0.68%
Fidelity-Registered
  Trademark- VIP High
  Income Portfolio
  (Initial Class)(8)           0.58%        --       0.13%     0.71%         --       0.71%
Janus Aspen Aggressive
  Growth Portfolio
  (Institutional
  Shares)(9)                   0.65%        --       0.02%     0.67%         --       0.67%
Janus Aspen Balanced
  Portfolio
  (Institutional
  Shares)(9)                   0.65%        --       0.01%     0.66%         --       0.66%
Janus Aspen Growth
  Portfolio
  (Institutional
  Shares)(9)                   0.65%        --       0.01%     0.66%         --       0.66%
Janus Aspen Worldwide
  Growth Portfolio
  (Institutional
  Shares)(9)                   0.65%        --       0.04%     0.69%         --       0.69%
Jennison Portfolio
  (Class II Shares)            0.60%      0.25%      0.19%     1.04%         --       1.04%
MFS-Registered Trademark-
  Total Return
  Series (Initial
  Class)(10)                   0.75%        --       0.14%     0.89%         --       0.89%
Oppenheimer Aggressive
  Growth Fund/VA               0.64%        --       0.04%     0.68%         --       0.68%
Oppenheimer Main Street
  Growth & Income
  Fund/VA-Registered
  Trademark-                   0.68%        --       0.05%     0.73%         --       0.73%
Oppenheimer Strategic
  Bond Fund/VA(11)             0.74%        --       0.05%     0.79%         --       0.79%
SP Jennison International
  Growth Portfolio
  (Class II Shares)(12)        0.85%      0.25%      1.16%     2.26%         --       2.26%
UBS
  Series Trust--Tactical
  Allocation Portfolio
  (Class I Shares)             0.50%      0.25%      0.17%     0.92%         --       0.92%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees--Fund Expenses" for additional information.

(2) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.

(3) The Management (Advisory) Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(4) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For the remaining ING VP portfolios, the expense limits will continue through at least October 31, 2002.

(5) Compensation to the Company for administrative or recordkeeping services may be paid out of fund assets in an amount up to 0.25% annually. Any such fees paid from the AIM Funds' assets are included in the "Other Expenses" column.

(6)  Other Expenses includes Interest Expense of 0.28%.

(7) The investment adviser has agreed to waive its fees and reimburse the Portfolio to limit total expenses to 0.95% for Class A Shares and 1.20% for Class B Shares through April 30, 2002. Including the reimbursements and waivers of 0.21% for Class A Shares and 0.23% for Class B Shares the Management (Advisory) Fees, Other Expenses and Total Net Fund Annual Expenses for the year ended December 31, 2001 were 0.82%, 0.13%, and 0.95%, respectively, for Class A Shares and 0.82%, 0.13%, and 1.20%, respectively, for Class B Shares. Fees and Expenses Waived or Reimbursed and Total Net Fund Annual Expenses shown in the above table have been restated to reflect the elimination of the waivers and reimbursements effective May 1, 2002.

(8) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(9) All expenses are shown without the effect of any expense offset arrangements.

(10) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The Other Expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Net Fund Annual Expenses would be lower and would equal 0.88% for the series.

(11) OppenheimerFunds, Inc., will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(12) For the year ended December 31, 2001, the Portfolio's investment adviser voluntarily subsidized a portion of the Portfolio's total expenses. This subsidy is not reflected in the table above. Had this subsidy of 0.62% been reflected above, Total Net Fund Annual Expenses would have been 1.64%.

FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges, except the premium bonus option charge (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.059%)). Expenses for the GET Fund also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. The total fund expenses are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.

 --  These examples are purely
 hypothetical.
 --  They should not be              EXAMPLE A                              EXAMPLE B
     considered a                    If you withdraw your entire            If at the end of the periods shown
     representation of past or       account value at the end of the        you (1) leave your entire account
     future expenses or              periods shown, you would pay the       value invested or (2) select an
     expected returns.               following expenses, including any      income phase payment option, you
 --  Actual expenses and/or          applicable early withdrawal            would pay the following expenses
     returns may be more or          charge:*                               (no early withdrawal charge is
     less than those shown in                                               reflected):**
     these examples.

                                     1 YEAR   3 YEARS  5 YEARS  10 YEARS    1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                     -------  -------  -------  --------    -------  -------  -------  --------
ING VP Balanced Portfolio, Inc.
  (Class R Shares)                     $ 84     $118     $146     $ 238       $ 21     $ 64     $110     $  238
ING VP Bond Portfolio (Class R
  Shares)                              $ 83     $115     $141     $ 228       $ 20     $ 62     $106     $  228
ING GET Fund                           $ 93     $145     $191       N/A       $ 30     $ 92     $156        N/A
ING VP Growth Portfolio
  (Class R Shares)                     $ 85     $121     $151     $ 249       $ 22     $ 68     $116     $  249
ING VP Growth and Income
  Portfolio (Class R Shares)           $ 84     $118     $146     $ 238       $ 21     $ 64     $110     $  238
ING VP Index Plus LargeCap
  Portfolio (Class R Shares)           $ 82     $113     $138     $ 223       $ 19     $ 60     $103     $  223
ING VP International Equity
  Portfolio (Class R Shares)           $ 89     $135     $174     $ 294       $ 26     $ 81     $138     $  294
ING VP Money Market Portfolio
  (Class R Shares)                     $ 81     $110     $133     $ 211       $ 18     $ 57     $ 97     $  211
ING VP Small Company Portfolio
  (Class R Shares)                     $ 86     $126     $159     $ 265       $ 24     $ 72     $124     $  265
ING VP Technology Portfolio
  (Class R Shares)                     $ 89     $133     $172     $ 290       $ 26     $ 80     $136     $  290
ING VP Growth Opportunities
  Portfolio (Class S Shares)           $ 89     $133     $171     $ 289       $ 26     $ 80     $136     $  289
ING VP MagnaCap Portfolio
  (Class S Shares)                     $ 89     $133     $171     $ 289       $ 26     $ 80     $136     $  289
ING VP MidCap Opportunities
  Portfolio (Class S Shares)           $ 89     $133     $171     $ 289       $ 26     $ 80     $136     $  289
ING VP SmallCap Opportunities
  Portfolio (Class S Shares)           $ 89     $133     $171     $ 289       $ 26     $ 80     $136     $  289
ING MFS Capital Opportunities
  Portfolio (Initial Class)            $ 87     $127     $161     $ 270       $ 24     $ 74     $126     $  270
ING MFS Emerging Equities
  Portfolio (Initial Class)            $ 86     $124     $157     $ 260       $ 23     $ 71     $121     $  260
ING MFS Research Portfolio
  (Initial Class)                      $ 86     $126     $159     $ 264       $ 23     $ 72     $123     $  264
ING Scudder International Growth
  Portfolio (Initial Class)            $ 88     $130     $166     $ 280       $ 25     $ 77     $131     $  280
AIM V.I. Capital Appreciation
  Fund (Series I Shares)               $ 86     $126     $159     $ 264       $ 23     $ 72     $123     $  264
AIM V.I. Core Equity Fund
  (Series I Shares)                    $ 86     $125     $157     $ 261       $ 23     $ 71     $122     $  261
AIM V.I. Government Securities
  Fund (Series I Shares)               $ 89     $133     $170     $ 287       $ 26     $ 79     $135     $  287
AIM V.I. Growth Fund (Series I
  Shares)                              $ 87     $127     $160     $ 268       $ 24     $ 73     $125     $  268
AIM V.I. Premier Equity Fund
  (Series I Shares)                    $ 86     $126     $159     $ 264       $ 23     $ 72     $123     $  264
Alliance Growth and Income
  Portfolio (Class A Shares)           $ 84     $120     $150     $ 246       $ 22     $ 67     $114     $  246
Alliance Premier Growth
  Portfolio (Class A Shares)           $ 88     $131     $168     $ 283       $ 25     $ 78     $133     $  283
Alliance Quasar Portfolio
  (Class A Shares)                     $ 89     $135     $174     $ 295       $ 27     $ 81     $139     $  295
Fidelity-Registered Trademark-
  VIP Contrafund-Registered
  Trademark- Portfolio (Initial
  Class)                               $ 84     $120     $150     $ 247       $ 22     $ 67     $115     $  247
Fidelity-Registered Trademark-
  VIP Equity-Income Portfolio
  (Initial Class)                      $ 83     $117     $145     $ 237       $ 21     $ 64     $110     $  237
Fidelity-Registered Trademark-
  VIP Growth Portfolio (Initial
  Class)                               $ 84     $120     $150     $ 247       $ 22     $ 67     $115     $  247
Fidelity-Registered Trademark-
  VIP High Income Portfolio
  (Initial Class)                      $ 85     $121     $152     $ 250       $ 22     $ 68     $116     $  250
Janus Aspen Aggressive Growth
  Portfolio (Institutional
  Shares)                              $ 84     $120     $150     $ 246       $ 22     $ 67     $114     $  246
Janus Aspen Balanced Portfolio
  (Institutional Shares)               $ 84     $120     $149     $ 245       $ 22     $ 66     $114     $  245
Janus Aspen Growth Portfolio
  (Institutional Shares)               $ 84     $120     $149     $ 245       $ 22     $ 66     $114     $  245
Janus Aspen Worldwide Growth
  Portfolio (Institutional
  Shares)                              $ 85     $121     $151     $ 248       $ 22     $ 67     $115     $  248
Jennison Portfolio (Class II
  Shares)                              $ 88     $131     $168     $ 283       $ 25     $ 78     $133     $  283
MFS-Registered Trademark- Total
  Return Series (Initial Class)        $ 87     $127     $161     $ 269       $ 24     $ 73     $125     $  269
Oppenheimer Aggressive Growth
  Fund/VA                              $ 84     $120     $150     $ 247       $ 22     $ 67     $115     $  247
Oppenheimer Main Street
  Growth & Income
  Fund/VA-Registered Trademark-        $ 85     $122     $153     $ 252       $ 22     $ 68     $117     $  252
Oppenheimer Strategic Bond
  Fund/VA                              $ 86     $124     $156     $ 258       $ 23     $ 70     $120     $  258
SP Jennison International Growth
  Portfolio (Class II Shares)          $100     $167     $228     $ 397       $ 37     $114     $192     $  397
UBS Series Trust--Tactical
  Allocation Portfolio (Class I
  Shares)                              $ 87     $128     $162     $ 272       $ 24     $ 74     $127     $  272

------------------------------

* This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000.
** This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15%, an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.059%) and the premium bonus option charge of 0.50% during the first seven account years). Expenses for the GET Fund also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. The total annual fund expenses used are those shown in the column "Net Fund Annual Expenses After Waivers or Reductions" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.


 --  These examples are purely
 hypothetical.
 --  They should not be              EXAMPLE A                              EXAMPLE B
     considered a                    If you withdraw your entire            If at the end of the periods shown
     representation of past or       account value at the end of the        you (1) leave your entire account
     future expenses or              periods shown, you would pay the       value invested or (2) select an
     expected returns.               following expenses, including any      income phase payment option, you
 --  Actual expenses and/or          applicable early withdrawal            would pay the following expenses
     returns may be more or          charge:*                               (no early withdrawal charge is
     less than those shown in                                               reflected):**
     these examples.

                                     1 YEAR   3 YEARS  5 YEARS  10 YEARS    1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                     -------  -------  -------  --------    -------  -------  -------  --------
ING VP Balanced Portfolio, Inc.
  (Class R Shares)                     $ 89     $133     $171     $ 270       $ 26     $ 79     $135     $  270
ING VP Bond Portfolio (Class R
  Shares)                              $ 88     $130     $166     $ 261       $ 25     $ 77     $131     $  261
ING GET Fund                           $ 98     $160     $215       N/A       $ 35     $106     $180        N/A
ING VP Growth Portfolio
  (Class R Shares)                     $ 90     $136     $176     $ 281       $ 27     $ 83     $141     $  281
ING VP Growth and Income
  Portfolio (Class R Shares)           $ 89     $133     $171     $ 270       $ 26     $ 79     $135     $  270
ING VP Index Plus LargeCap
  Portfolio (Class R Shares)           $ 87     $129     $164     $ 256       $ 24     $ 75     $128     $  256
ING VP International Equity
  Portfolio (Class R Shares)           $ 94     $150     $199     $ 324       $ 31     $ 96     $163     $  324
ING VP Money Market Portfolio
  (Class R Shares)                     $ 86     $125     $158     $ 245       $ 23     $ 72     $123     $  245
ING VP Small Company Portfolio
  (Class R Shares)                     $ 91     $141     $184     $ 297       $ 29     $ 87     $149     $  297
ING VP Technology Portfolio
  (Class R Shares)                     $ 94     $148     $197     $ 321       $ 31     $ 95     $161     $  321
ING VP Growth Opportunities
  Portfolio (Class S Shares)           $ 94     $148     $196     $ 320       $ 31     $ 94     $161     $  320
ING VP MagnaCap Portfolio
  (Class S Shares)                     $ 94     $148     $196     $ 320       $ 31     $ 94     $161     $  320
ING VP MidCap Opportunities
  Portfolio (Class S Shares)           $ 94     $148     $196     $ 320       $ 31     $ 94     $161     $  320
ING VP SmallCap Opportunities
  Portfolio (Class S Shares)           $ 94     $148     $196     $ 320       $ 31     $ 94     $161     $  320
ING MFS Capital Opportunities
  Portfolio (Initial Class)            $ 92     $142     $186     $ 300       $ 29     $ 89     $151     $  300
ING MFS Emerging Equities
  Portfolio (Initial Class)            $ 91     $139     $182     $ 292       $ 28     $ 86     $146     $  292
ING MFS Research Portfolio
  (Initial Class)                      $ 91     $141     $184     $ 296       $ 28     $ 87     $148     $  296
ING Scudder International Growth
  Portfolio (Initial Class)            $ 93     $145     $191     $ 310       $ 30     $ 92     $156     $  310
AIM V.I. Capital Appreciation
  Fund (Series I Shares)               $ 91     $141     $184     $ 296       $ 28     $ 87     $148     $  296
AIM V.I. Core Equity Fund
  (Series I Shares)                    $ 91     $140     $182     $ 293       $ 28     $ 86     $147     $  293
AIM V.I. Government Securities
  Fund (Series I Shares)               $ 94     $148     $195     $ 318       $ 31     $ 94     $160     $  318
AIM V.I. Growth Fund (Series I
  Shares)                              $ 92     $142     $185     $ 299       $ 29     $ 88     $150     $  299
AIM V.I. Premier Equity Fund
  (Series I Shares)                    $ 91     $141     $184     $ 296       $ 28     $ 87     $148     $  296
Alliance Growth and Income
  Portfolio (Class A Shares)           $ 89     $135     $175     $ 278       $ 27     $ 82     $139     $  278
Alliance Premier Growth
  Portfolio (Class A Shares)           $ 93     $146     $193     $ 314       $ 30     $ 93     $158     $  314
Alliance Quasar Portfolio
  (Class A Shares)                     $ 94     $150     $199     $ 325       $ 31     $ 96     $163     $  325
Fidelity-Registered Trademark-
  VIP Contrafund-Registered
  Trademark- Portfolio (Initial
  Class)                               $ 90     $136     $175     $ 279       $ 27     $ 82     $140     $  279
Fidelity-Registered Trademark-
  VIP Equity-Income Portfolio
  (Initial Class)                      $ 89     $133     $170     $ 269       $ 26     $ 79     $135     $  269
Fidelity-Registered Trademark-
  VIP Growth Portfolio (Initial
  Class)                               $ 90     $136     $175     $ 279       $ 27     $ 82     $140     $  279
Fidelity-Registered Trademark-
  VIP High Income Portfolio
  (Initial Class)                      $ 90     $136     $177     $ 282       $ 27     $ 83     $141     $  282
Janus Aspen Aggressive Growth
  Portfolio (Institutional
  Shares)                              $ 89     $135     $175     $ 278       $ 27     $ 82     $139     $  278
Janus Aspen Balanced Portfolio
  (Institutional Shares)               $ 89     $135     $174     $ 277       $ 27     $ 81     $139     $  277
Janus Aspen Growth Portfolio
  (Institutional Shares)               $ 89     $135     $174     $ 277       $ 27     $ 81     $139     $  277
Janus Aspen Worldwide Growth
  Portfolio (Institutional
  Shares)                              $ 90     $136     $176     $ 280       $ 27     $ 82     $140     $  280
Jennison Portfolio (Class II
  Shares)                              $ 93     $146     $193     $ 314       $ 30     $ 93     $158     $  314
MFS-Registered Trademark- Total
  Return Series (Initial Class)        $ 92     $142     $186     $ 300       $ 29     $ 88     $150     $  300
Oppenheimer Aggressive Growth
  Fund/VA                              $ 90     $136     $175     $ 279       $ 27     $ 82     $140     $  279
Oppenheimer Main Street
  Growth & Income
  Fund/VA-Registered Trademark-        $ 90     $137     $178     $ 284       $ 27     $ 84     $142     $  284
Oppenheimer Strategic Bond
  Fund/VA                              $ 91     $139     $181     $ 290       $ 28     $ 85     $145     $  290
SP Jennison International Growth
  Portfolio (Class II Shares)          $105     $182     $251     $ 423       $ 42     $128     $215     $  423
UBS Series Trust--Tactical
  Allocation Portfolio (Class I
  Shares)                              $ 92     $143     $187     $ 302       $ 29     $ 89     $152     $  302

------------------------------

* This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000. This example does not reflect the amount of any premium bonus forfeited because of an early withdrawal during the first seven account years.
** This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges, except the premium bonus option charge (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.059%)). Expenses for the GET Fund also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. The total annual fund expenses used are those shown in the column "Net Fund Annual Expenses After Waivers or Reductions" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.

 --  These examples are purely
 hypothetical.
 --  They should not be              EXAMPLE A                              EXAMPLE B
     considered a                    If you withdraw your entire            If at the end of the periods shown
     representation of past or       account value at the end of the        you (1) leave your entire account
     future expenses or              periods shown, you would pay the       value invested or (2) select an
     expected returns.               following expenses, including any      income phase payment option, you
 --  Actual expenses and/or          applicable early withdrawal            would pay the following expenses
     returns may be more or          charge:                                (no early withdrawal charge is
     less than those shown in                                               reflected):*
     these examples.

                                     1 YEAR   3 YEARS  5 YEARS  10 YEARS    1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                     -------  -------  -------  --------    -------  -------  -------  --------
ING VP Balanced Portfolio, Inc.
  (Class R Shares)                     $ 75     $100     $128     $ 238       $ 21     $ 64     $110     $  238
ING VP Bond Portfolio (Class R
  Shares)                              $ 74     $ 97     $123     $ 228       $ 20     $ 62     $106     $  228
ING GET Fund                           $ 84     $127     $173       N/A       $ 30     $ 92     $156        N/A
ING VP Growth Portfolio
  (Class R Shares)                     $ 76     $103     $134     $ 249       $ 22     $ 68     $116     $  249
ING VP Growth and Income
  Portfolio (Class R Shares)           $ 75     $100     $128     $ 238       $ 21     $ 64     $110     $  238
ING VP Index Plus LargeCap
  Portfolio (Class R Shares)           $ 73     $ 96     $121     $ 223       $ 19     $ 60     $103     $  223
ING VP International Equity
  Portfolio (Class R Shares)           $ 80     $117     $156     $ 294       $ 26     $ 81     $138     $  294
ING VP Money Market Portfolio
  (Class R Shares)                     $ 72     $ 92     $115     $ 211       $ 18     $ 57     $ 97     $  211
ING VP Small Company Portfolio
  (Class R Shares)                     $ 77     $108     $142     $ 265       $ 24     $ 72     $124     $  265
ING VP Technology Portfolio
  (Class R Shares)                     $ 80     $116     $154     $ 290       $ 26     $ 80     $136     $  290
ING VP Growth Opportunities
  Portfolio (Class S Shares)           $ 80     $115     $154     $ 289       $ 26     $ 80     $136     $  289
ING VP MagnaCap Portfolio
  (Class S Shares)                     $ 80     $115     $154     $ 289       $ 26     $ 80     $136     $  289
ING VP MidCap Opportunities
  Portfolio (Class S Shares)           $ 80     $115     $154     $ 289       $ 26     $ 80     $136     $  289
ING VP SmallCap Opportunities
  Portfolio (Class S Shares)           $ 80     $115     $154     $ 289       $ 26     $ 80     $136     $  289
ING MFS Capital Opportunities
  Portfolio (Initial Class)            $ 78     $109     $144     $ 270       $ 24     $ 74     $126     $  270
ING MFS Emerging Equities
  Portfolio (Initial Class)            $ 77     $107     $139     $ 260       $ 23     $ 71     $121     $  260
ING MFS Research Portfolio
  (Initial Class)                      $ 77     $108     $141     $ 264       $ 23     $ 72     $123     $  264
ING Scudder International Growth
  Portfolio (Initial Class)            $ 79     $112     $149     $ 280       $ 25     $ 77     $131     $  280
AIM V.I. Capital Appreciation
  Fund (Series I Shares)               $ 77     $108     $141     $ 264       $ 23     $ 72     $123     $  264
AIM V.I. Core Equity Fund
  (Series I Shares)                    $ 77     $107     $140     $ 261       $ 23     $ 71     $122     $  261
AIM V.I. Government Securities
  Fund (Series I Shares)               $ 80     $115     $153     $ 287       $ 26     $ 79     $135     $  287
AIM V.I. Growth Fund (Series I
  Shares)                              $ 78     $109     $143     $ 268       $ 24     $ 73     $125     $  268
AIM V.I. Premier Equity Fund
  (Series I Shares)                    $ 77     $108     $141     $ 264       $ 23     $ 72     $123     $  264
Alliance Growth and Income
  Portfolio (Class A Shares)           $ 75     $102     $132     $ 246       $ 22     $ 67     $114     $  246
Alliance Premier Growth
  Portfolio (Class A Shares)           $ 79     $114     $151     $ 283       $ 25     $ 78     $133     $  283
Alliance Quasar Portfolio
  (Class A Shares)                     $ 80     $117     $157     $ 295       $ 27     $ 81     $139     $  295
Fidelity-Registered Trademark-
  VIP Contrafund-Registered
  Trademark- Portfolio (Initial
  Class)                               $ 76     $103     $133     $ 247       $ 22     $ 67     $115     $  247
Fidelity-Registered Trademark-
  VIP Equity-Income Portfolio
  (Initial Class)                      $ 75     $100     $127     $ 237       $ 21     $ 64     $110     $  237
Fidelity-Registered Trademark-
  VIP Growth Portfolio (Initial
  Class)                               $ 76     $103     $133     $ 247       $ 22     $ 67     $115     $  247
Fidelity-Registered Trademark-
  VIP High Income Portfolio
  (Initial Class)                      $ 76     $104     $134     $ 250       $ 22     $ 68     $116     $  250
Janus Aspen Aggressive Growth
  Portfolio (Institutional
  Shares)                              $ 75     $102     $132     $ 246       $ 22     $ 67     $114     $  246
Janus Aspen Balanced Portfolio
  (Institutional Shares)               $ 75     $102     $132     $ 245       $ 22     $ 66     $114     $  245
Janus Aspen Growth Portfolio
  (Institutional Shares)               $ 75     $102     $132     $ 245       $ 22     $ 66     $114     $  245
Janus Aspen Worldwide Growth
  Portfolio (Institutional
  Shares)                              $ 76     $103     $133     $ 248       $ 22     $ 67     $115     $  248
Jennison Portfolio (Class II
  Shares)                              $ 79     $114     $151     $ 283       $ 25     $ 78     $133     $  283
MFS-Registered Trademark- Total
  Return Series (Initial Class)        $ 78     $109     $143     $ 269       $ 24     $ 73     $125     $  269
Oppenheimer Aggressive Growth
  Fund/VA                              $ 76     $103     $133     $ 247       $ 22     $ 67     $115     $  247
Oppenheimer Main Street
  Growth & Income
  Fund/VA-Registered Trademark-        $ 76     $104     $135     $ 252       $ 22     $ 68     $117     $  252
Oppenheimer Strategic Bond
  Fund/VA                              $ 77     $106     $138     $ 258       $ 23     $ 70     $120     $  258
SP Jennison International Growth
  Portfolio (Class II Shares)          $ 91     $150     $210     $ 397       $ 37     $114     $192     $  397
UBS Series Trust--Tactical
  Allocation Portfolio (Class I
  Shares)                              $ 78     $110     $145     $ 272       $ 24     $ 74     $127     $  272

------------------------------

* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15%, an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.059%) and the premium bonus option charge of 0.50% during the first seven account years). The total annual fund expenses used are those shown in the column "Net Fund Annual Expenses After Waivers or Reductions" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.

 --  These examples are purely
 hypothetical.
 --  They should not be              EXAMPLE A                              EXAMPLE B
     considered a                    If you withdraw your entire            If at the end of the periods shown
     representation of past or       account value at the end of the        you (1) leave your entire account
     future expenses or              periods shown, you would pay the       value invested or (2) select an
     expected returns.               following expenses, including any      income phase payment option, you
 --  Actual expenses and/or          applicable early withdrawal            would pay the following expenses
     returns may be more or          charge:*                               (no early withdrawal charge is
     less than those shown in                                               reflected):**
     these examples.

                                     1 YEAR   3 YEARS  5 YEARS  10 YEARS    1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                     -------  -------  -------  --------    -------  -------  -------  --------
ING VP Balanced Portfolio, Inc.
  (Class R Shares)                     $ 80     $115     $153     $ 270       $ 26     $ 79     $135     $  270
ING VP Bond Portfolio (Class R
  Shares)                              $ 79     $112     $149     $ 261       $ 25     $ 77     $131     $  261
ING GET Fund                           $ 89     $142     $198       N/A       $ 35     $106     $180        N/A
ING VP Growth Portfolio
  (Class R Shares)                     $ 81     $118     $159     $ 281       $ 27     $ 83     $141     $  281
ING VP Growth and Income
  Portfolio (Class R Shares)           $ 80     $115     $153     $ 270       $ 26     $ 79     $135     $  270
ING VP Index Plus LargeCap
  Portfolio (Class R Shares)           $ 78     $111     $146     $ 256       $ 24     $ 75     $128     $  256
ING VP International Equity
  Portfolio (Class R Shares)           $ 85     $132     $181     $ 324       $ 31     $ 96     $163     $  324
ING VP Money Market Portfolio
  (Class R Shares)                     $ 77     $107     $141     $ 245       $ 23     $ 72     $123     $  245
ING VP Small Company Portfolio
  (Class R Shares)                     $ 82     $123     $167     $ 297       $ 29     $ 87     $149     $  297
ING VP Technology Portfolio
  (Class R Shares)                     $ 85     $131     $179     $ 321       $ 31     $ 95     $161     $  321
ING VP Growth Opportunities
  Portfolio (Class S Shares)           $ 85     $130     $178     $ 320       $ 31     $ 94     $161     $  320
ING VP MagnaCap Portfolio
  (Class S Shares)                     $ 85     $130     $178     $ 320       $ 31     $ 94     $161     $  320
ING VP MidCap Opportunities
  Portfolio (Class S Shares)           $ 85     $130     $178     $ 320       $ 31     $ 94     $161     $  320
ING VP SmallCap Opportunities
  Portfolio (Class S Shares)           $ 85     $130     $178     $ 320       $ 31     $ 94     $161     $  320
ING MFS Capital Opportunities
  Portfolio (Initial Class)            $ 83     $124     $169     $ 300       $ 29     $ 89     $151     $  300
ING MFS Emerging Equities
  Portfolio (Initial Class)            $ 82     $122     $164     $ 292       $ 28     $ 86     $146     $  292
ING MFS Research Portfolio
  (Initial Class)                      $ 82     $123     $166     $ 296       $ 28     $ 87     $148     $  296
ING Scudder International Growth
  Portfolio (Initial Class)            $ 84     $127     $173     $ 310       $ 30     $ 92     $156     $  310
AIM V.I. Capital Appreciation
  Fund (Series I Shares)               $ 82     $123     $166     $ 296       $ 28     $ 87     $148     $  296
AIM V.I. Core Equity Fund
  (Series I Shares)                    $ 82     $122     $165     $ 293       $ 28     $ 86     $147     $  293
AIM V.I. Government Securities
  Fund (Series I Shares)               $ 85     $130     $177     $ 318       $ 31     $ 94     $160     $  318
AIM V.I. Growth Fund (Series I
  Shares)                              $ 83     $124     $168     $ 299       $ 29     $ 88     $150     $  299
AIM V.I. Premier Equity Fund
  (Series I Shares)                    $ 82     $123     $166     $ 296       $ 28     $ 87     $148     $  296
Alliance Growth and Income
  Portfolio (Class A Shares)           $ 80     $117     $157     $ 278       $ 27     $ 82     $139     $  278
Alliance Premier Growth
  Portfolio (Class A Shares)           $ 84     $128     $175     $ 314       $ 30     $ 93     $158     $  314
Alliance Quasar Portfolio
  (Class A Shares)                     $ 85     $132     $181     $ 325       $ 31     $ 96     $163     $  325
Fidelity-Registered Trademark-
  VIP Contrafund-Registered
  Trademark- Portfolio (Initial
  Class)                               $ 81     $118     $158     $ 279       $ 27     $ 82     $140     $  279
Fidelity-Registered Trademark-
  VIP Equity-Income Portfolio
  (Initial Class)                      $ 80     $115     $153     $ 269       $ 26     $ 79     $135     $  269
Fidelity-Registered Trademark-
  VIP Growth Portfolio (Initial
  Class)                               $ 81     $118     $158     $ 279       $ 27     $ 82     $140     $  279
Fidelity-Registered Trademark-
  VIP High Income Portfolio
  (Initial Class)                      $ 81     $119     $159     $ 282       $ 27     $ 83     $141     $  282
Janus Aspen Aggressive Growth
  Portfolio (Institutional
  Shares)                              $ 80     $117     $157     $ 278       $ 27     $ 82     $139     $  278
Janus Aspen Balanced Portfolio
  (Institutional Shares)               $ 80     $117     $157     $ 277       $ 27     $ 81     $139     $  277
Janus Aspen Growth Portfolio
  (Institutional Shares)               $ 80     $117     $157     $ 277       $ 27     $ 81     $139     $  277
Janus Aspen Worldwide Growth
  Portfolio (Institutional
  Shares)                              $ 81     $118     $158     $ 280       $ 27     $ 82     $140     $  280
Jennison Portfolio (Class II
  Shares)                              $ 84     $128     $175     $ 314       $ 30     $ 93     $158     $  314
MFS-Registered Trademark- Total
  Return Series (Initial Class)        $ 83     $124     $168     $ 300       $ 29     $ 88     $150     $  300
Oppenheimer Aggressive Growth
  Fund/VA                              $ 81     $118     $158     $ 279       $ 27     $ 82     $140     $  279
Oppenheimer Main Street
  Growth & Income
  Fund/VA-Registered Trademark-        $ 81     $119     $160     $ 284       $ 27     $ 84     $142     $  284
Oppenheimer Strategic Bond
  Fund/VA                              $ 82     $121     $163     $ 290       $ 28     $ 85     $145     $  290
SP Jennison International Growth
  Portfolio (Class II Shares)          $ 96     $164     $233     $ 423       $ 42     $128     $215     $  423
UBS Series Trust--Tactical
  Allocation Portfolio (Class I
  Shares)                              $ 83     $125     $170     $ 302       $ 29     $ 89     $152     $  302

----------------------------------

* This example does not reflect the amount of any premium bonus forfeited because of an early withdrawal during the first seven account years.
** This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V of this prospectus we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

PURCHASE AND RIGHTS
----------------------------------------------

HOW TO PURCHASE

-- Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

-- Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics-- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

-- Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.


FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment--This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.
2. Investment Risk--The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3. Features and Fees--The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4. Exchanges--If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.


MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or older you may want to consider whether choosing one of these options is in your best interest. See "Death Benefit" for a description of the calculation of death benefits above certain ages.

YOUR RIGHTS UNDER THE CONTRACT

--  Individual Contracts. You have all contract rights.

-- Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

-- Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

--  One lump sum;

--  Periodic payments; or

--  Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See "Premium Bonus Option--Suitability."

PURCHASE PAYMENT AMOUNTS.

The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

                          OPTION PACKAGE I         OPTION PACKAGE II       OPTION PACKAGE III
                          Non-                     Non-                     Non-
Minimum Initial        Qualified:  Qualified:*  Qualified:  Qualified:*  Qualified:  Qualified:*
Purchase Payment        $15,000      $1,500       $5,000      $1,500       $5,000      $1,500

* The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

REDUCTION OF PURCHASE PAYMENT AMOUNTS. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

-- The size and type of the prospective group, if any, to which the reduction would apply;

-- The method and frequency of purchase payments to be made under the contract; and

-- The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. Any premium bonus credited to your account will be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION
----------------------------------------------

ELECTION. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

PREMIUM BONUS AMOUNT. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

PREMIUM BONUS OPTION CHARGE. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. We may also deduct this charge from amounts allocated to the fixed interest options, resulting in an annual 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See "Fees--Reduction or Elimination of Certain Fees."

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See "Your Account Value."

FORFEITURE. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

-- If you exercise your free look privilege and cancel your contract. See "Right to Cancel."

-- If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Death Benefit--Premium Bonus."

-- If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See "Withdrawals."

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.


                        PURCHASE   PREMIUM   ACCOUNT    WITHDRAWAL
        DATE            PAYMENT     BONUS     VALUE       AMOUNT                        EXPLANATION
May 2, 2002             $100,000   $4,000    $104,000         --     You make a $100,000 initial purchase payment and
                                                                     we credit your account with a 4% ($4,000) premium
                                                                     bonus. Your beginning account value equals
                                                                     $104,000.
May 2, 2005                  --        --    $120,000    $30,000     Assume that your account value grows to $120,000
                                                                     over the next three years and you request a
                                                                     $30,000 withdrawal. $18,000 of that $30,000 will
                                                                     be subject to an early withdrawal charge ($30,000
                                                                     minus $12,000 (the 10% free withdrawal amount, see
                                                                     "Fees--Free Withdrawals")) and you would pay a
                                                                     $1,080 early withdrawal charge (6% of $18,000).
                                                                     Additionally, because $18,000 is 18% of the
                                                                     $100,000 purchase payment made in the first
                                                                     account year, 18% of your $4,000 premium bonus, or
                                                                     $720, would be forfeited.*


* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See "Fees--Free Withdrawals." Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

See the "New York Contracts" section of this prospectus for details about forfeiture of the premium bonus under contracts issued in New York.

SUITABILITY. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

-- MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company", by accessing the SEC's web site or by contacting the SEC Public Reference Room.


-- ING GET FUND ("GET FUND"). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

   Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix IV for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET

   Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

   If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

   Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice on the maturity date, we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

   Please see the ING GET Fund prospectus for a complete description of the GET Fund investment option, including charges and expenses.

FIXED INTEREST OPTIONS. If available in your state, the ILIAC Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

 SELECTING INVESTMENT OPTIONS

 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

 - BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.


LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.


LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING). "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

-- Shared--bought by more than one company.

-- Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS
----------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance.

Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

DOLLAR COST AVERAGING NEITHER ENSURES A PROFIT NOR GUARANTEES AGAINST LOSS IN A DECLINING MARKET. YOU SHOULD CONSIDER YOUR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. THERE IS NO ADDITIONAL CHARGE FOR THIS PROGRAM AND TRANSFERS MADE UNDER THIS PROGRAM DO NOT COUNT AS TRANSFERS WHEN DETERMINING THE NUMBER OF FREE TRANSFERS THAT MAY BE MADE EACH ACCOUNT YEAR. FOR ADDITIONAL INFORMATION ABOUT THIS PROGRAM, CONTACT YOUR SALES REPRESENTATIVE OR CALL US AT THE NUMBER LISTED IN "CONTRACT OVERVIEW--
QUESTIONS: CONTACTING THE COMPANY."

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.


THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

TRANSFERS BETWEEN OPTION PACKAGES
------------------------------------------------------------------

You may transfer from one option package to another.

-- Transfers must occur on an account anniversary.

-- A written request for the transfer must be received by us within 60 days before an account anniversary.

-- The following minimum account values need to be met:

                                        TRANSFERS TO                  TRANSFERS TO
                                      OPTION PACKAGE I         OPTION PACKAGES II OR III
------------------------------------------------------------------------------------------
 Minimum Account Value              Non-                          Non-
                                 Qualified:     Qualified:     Qualified:     Qualified:
                                   $15,000        $1,500         $5,000         $1,500

-- You will receive a new contract schedule page upon transfer.

-- Only one option package may be in effect at any time.

              TRANSFERS TO                              TRANSFERS TO                              TRANSFERS TO
            OPTION PACKAGE I                         OPTION PACKAGE II                         OPTION PACKAGE III
----------------------------------------------------------------------------------------------------------------------------
 DEATH BENEFIT(1):                        DEATH BENEFIT(1):                         DEATH BENEFIT(1):
 - The sum of all purchase payments       - The sum of all purchase payments made,  - The sum of all purchase payments made,
  made, adjusted for amounts withdrawn      adjusted for amounts withdrawn or         adjusted for amounts withdrawn or
  or applied to an income phase payment     applied to an income phase payment        applied to an income phase payment
  option as of the claim date, will         option as of the claim date, will         option as of the claim date, will
  continue to be calculated from the        continue to be calculated from the        continue to be calculated from the
  account effective date.                   account effective date.                   account effective date.
 - The "step-up value" under Option       - If transferring from Option Package I,  - If transferring from Option Package I,
  Packages II and III will terminate on     the "step-up value" will be calculated    the "step-up value" will be calculated
  the new schedule effective date.          beginning on the new schedule             beginning on the new schedule
 - The "roll-up value" under Option         effective date.                           effective date.
  Package III will terminate on the new   - If transferring from Option Package     - If transferring from Option Package
  schedule effective date.                  III, the "step-up value" will continue    II, the "step-up value" will continue
                                            to be calculated from the date            to be calculated from the date
                                            calculated under Option Package III.      calculated under Option Package II.
                                          - The "roll-up value" under Option        - The "roll-up value" will be calculated
                                            Package III will terminate on the new     beginning on the new schedule
                                            schedule effective date.                  effective date.
 NURSING HOME WAIVER(2):                  NURSING HOME WAIVER(2):                   NURSING HOME WAIVER(2):
 - The availability of the waiver of the  - If transferring from Option Package I,  - If transferring from Option Package I,
  early withdrawal charge under the         the waiting period under the Nursing      the waiting period under the Nursing
  Nursing Home Waiver will terminate on     Home Waiver will begin to be measured     Home Waiver will begin to be measured
  the new schedule effective date.          from the new schedule effective date.     from the new schedule effective date.
                                          - If transferring from Option Package     - If transferring from Option Package
                                            III, the waiting period will have been    II, the waiting period will have been
                                            satisfied on the new schedule             satisfied on the new schedule
                                            effective date.                           effective date.
 FREE WITHDRAWALS(3):                     FREE WITHDRAWALS(3):                      FREE WITHDRAWALS(3):
 - If transferring from Option Package    - If transferring from Option Package     - The cumulative to 30% available free
  III, any available free withdrawal        III, any available free withdrawal        withdrawal amount will begin to be
  amount in excess of 10% will be lost      amount in excess of 10% will be lost      calculated as of the new schedule
  as of the new schedule effective date.    as of the new schedule effective date.    effective date.

(1)  See "Death Benefit."
(2)  See "Fees--Nursing Home Waiver."
(3)  See "Fees--Free Withdrawals."

[SIDE NOTE]
TYPES OF FEES
There are five types of fees or deductions that may affect your account. TRANSACTION FEES
   - Early Withdrawal Charge
   - Annual Maintenance Fee
   - Transfer Charge
FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge
   - Premium Bonus Option Charge
FEES DEDUCTED BY THE FUNDS
   - Investment Advisory Fees
   - 12b-1 fees
   - Other Expenses
PREMIUM AND OTHER TAXES

CHARGES FOR THE ING GET FUND

[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE


Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.


AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES

             FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
  ALL CONTRACTS (EXCEPT ROTH IRA CONTRACTS ISSUED BEFORE SEPTEMBER 20, 2000):

                                                                        Early
                    Years from Receipt of                               Withdrawal
                    Purchase Payment                                    Charge
                    --------------------------------------------------  ---
                    Less than 2                                         7%
                    2 or more but less than 4                           6%
                    4 or more but less than 5                           5%
                    5 or more but less than 6                           4%
                    6 or more but less than 7                           3%
                    7 or more                                           0%

              ROTH IRA CONTRACTS ISSUED BEFORE SEPTEMBER 20, 2000:

                                                                        Early
                                                                        Withdrawal
                    Completed                                           Charge
                    --------------------------------------------------  ---
                    Less than 1                                         5%
                    1 or more but less than 2                           4%
                    2 or more but less than 3                           3%
                    3 or more but less than 4                           2%
                    4 or more but less than 5                           1%
                    5 or more                                           0%

                 FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
                                 ALL CONTRACTS

                                                                        Early
                    Years from Receipt of                               Withdrawal
                    Purchase Payment                                    Charge
                    --------------------------------------------------  ---
                    Less than 1                                         7%
                    1 or more but less than 2                           6%
                    2 or more but less than 3                           5%
                    3 or more but less than 4                           4%
                    4 or more but less than 5                           3%
                    5 or more but less than 6                           2%
                    6 or more but less than 7                           1%
                    7 or more                                           0%

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn.

For certain Roth IRA contracts where the early withdrawal charge is based on the number of completed account years, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will access the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

--  Used to provide income phase payments to you;

-- Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

-- Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

-- Taken because of the election of a systematic distribution option (see "Systematic Distribution Options");

--  Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

-- If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see "Systematic Distribution Options")); or

-- Paid upon termination of your account by us (see "Other Topics--Involuntary Terminations").

NURSING HOME WAIVER. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

--  More than one account year has elapsed since the schedule effective date;

-- The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and

-- The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law. See the "New York Contracts" section of this prospectus for contracts issued in New York.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

   OPTION PACKAGE I                                  OPTION PACKAGE II                         OPTION PACKAGE III
                 0.80%                                     1.10%                                     1.25%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "The Income Phase--Charges Deducted."

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

-- The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

-- The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

   OPTION PACKAGE I                                  OPTION PACKAGE II                         OPTION PACKAGE III
                 0.15%                                     0.15%                                     0.15%

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses.

PREMIUM BONUS OPTION CHARGE

MAXIMUM AMOUNT. 0.50%, but only if you elect the premium bonus option.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase.

PURPOSE. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year. See "Premium Bonus Option--Premium Bonus Option Charge."

ING GET FUND GUARANTEE CHARGE

MAXIMUM AMOUNT. 0.50%, but only if you elect to invest in the GET Fund investment option.

WHEN/HOW. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

PURPOSE. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "Investment Options--Variable Investment Options."


REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

--  The size and type of group to whom the contract is issued;

--  The amount of expected purchase payments;

-- A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

--  The type and frequency of administrative and sales services provided; or

--  The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.


FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be paid to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees.

In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company may also receive compensation from a fund or its affiliate for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2001, the amount of such additional payments ranged up to

0.425% annually for affiliated funds and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For a list of fund fees, see "Fee Table--Fees Deducted by the Funds." The fees are described in more detail in each fund prospectus.

Various series of the ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. See "Fees Deducted from Investments in the Separate Account--ING GET Fund Guarantee Charge."


WHEN/HOW. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

IN ADDITION, WE RESERVE THE RIGHT TO ASSESS A CHARGE FOR ANY FEDERAL TAXES DUE AGAINST THE SEPARATE ACCOUNT. SEE "TAXATION."

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase your account value at any given time equals:

--  The current dollar value of amounts invested in the subaccounts; plus

-- The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.


ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET Fund subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.


Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

--  The total value of the subaccount's units at the preceding valuation; minus


-- A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the ING GET fund. See "Fees."


The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.


[CHART]

                                             STEP 1: You make an initial
                                             purchase payment of $5000.

                                             STEP 2:

                                             A. You direct us to invest $3,000
                                             in Fund A. The purchase payment
                                             purchases 300 accumulation units of
                                             Subaccount A ($3,000 divided by the
                                             current $10 AUV).

                                             B. You direct us to invest $2,000
                                             in Fund B. The purchase payment
                                             purchases 100 accumulation units of
                                             Subaccount B ($2,000 divided by the
                                             current $20 AUV).

                                             STEP 3: The separate account
                                             purchases shares of the applicable
                                             funds at the then current market
                                             value (net asset value or NAV).

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")
-- Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")
-- Premium Bonus Option Charge (See "Premium Bonus Option--Premium Bonus Option
   Charge")
-- Market Value Adjustment for amounts held in the Guaranteed Account (see
   Appendix I and the Guaranteed Account prospectus)
-- Tax Penalty (see "Taxation")
-- Tax Withholding (see "Taxation")
To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."
[END SIDE NOTE]
WITHDRAWALS
----------------------------------------------
You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL

--  Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.
(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

-- Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
--  Properly complete a disbursement form and deliver it to our Home Office.

RESTRICTIONS ON WITHDRAWALS FROM 403(b) PLAN ACCOUNTS
Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."


CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office.


DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.


REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinstate them, we will reinstate them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.
[END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

-- LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract Overview--
Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees-- Early Withdrawal Charge--Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Home Office. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

[SIDE NOTE]
This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."
TERMS TO UNDERSTAND: ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.
ANNUITANT(S): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.
BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.
CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Home Office. Please contact our Home Office to learn what information is required for a request for payment of the death benefit to be in good order.
CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.
SCHEDULE EFFECTIVE DATE: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary. [END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES THE DEATH BENEFIT? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview--Questions: Contacting the Company."

DEATH BENEFIT AMOUNT. The death benefit depends upon the option package in effect on the date the annuitant dies.

                                        OPTION PACKAGE I                OPTION PACKAGE II              OPTION PACKAGE III
   Death Benefit on               The greater of:                 The greatest of:                The greatest of:
    Death of the Annuitant:       (1) The sum of all purchase     (1) The sum of all purchase     (1) The sum of all purchase
                                     payments, adjusted for          payments, adjusted for          payments, adjusted for
                                     amounts withdrawn or            amounts withdrawn or            amounts withdrawn or
                                     applied to an income phase      applied to an income phase      applied to an income phase
                                     payment option as of the        payment option as of the        payment option as of the
                                     claim date; or                  claim date; or                  claim date; or
                                  (2) The account value* on the   (2) The account value* on the   (2) The account value* on the
                                     claim date.                     claim date; or                  claim date; or
                                                                  (4) The "step-up value"* (as    (3) The "step-up value"* (as
                                                                     described below) on the         described below) on the
                                                                     claim date.                     claim date; or
                                                                                                  (4) The "roll-up value"* (as
                                                                                                     described below) on the
                                                                                                     claim date.**

* For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."
** See the "New York Contracts" section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

STEP-UP VALUE. On the schedule effective date, the step-up value is equal to the greater of:

--  The account value; or

-- The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

-- The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

--  The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant's 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant's 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

ROLL-UP VALUE. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant's 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant's 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

THE "ROLL-UP VALUE" IS NOT AVAILABLE ON CONTRACTS ISSUED IN THE STATE OF NEW YORK. SEE THE "NEW YORK CONTRACTS" SECTION OF THIS PROSPECTUS FOR DETAILS ABOUT THE OPTION PACKAGE III DEATH BENEFIT FOR CONTRACTS ISSUED IN NEW YORK.

ADJUSTMENT. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF A SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT FOLLOWING THE DEATH OF THE CONTRACT HOLDER/ANNUITANT. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1) In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder's/annuitant's death shall be treated as the spousal beneficiary's initial purchase payment;

(2) In calculating the step-up value, the step-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the spousal beneficiary's initial step-up value; and

(3) In calculating the roll-up value, the roll-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the initial roll-up value.

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

BECAUSE THE DEATH BENEFIT IN THESE CIRCUMSTANCES EQUALS THE ACCOUNT VALUE, PLUS OR MINUS ANY MARKET VALUE ADJUSTMENT, A CONTRACT HOLDER WHO IS NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary's death shall be determined under the option package then in effect.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

-- Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation Minimum Distribution Requirements"));

-- Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

-- Elect SWO, ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

   As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

    (a)  Continue the contract in the accumulation phase;

    (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

    (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.
         If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See "Taxation--Minimum Distribution Requirements."

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENT--Income Phase Payment
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

--  Payment start date;

-- Income phase payment option (see the income phase payment options table in this section);

--  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed, variable or a combination of both fixed and variable payments; and

-- Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

--  A first income phase payment of at least $50; and

--  Total yearly income phase payments of at least $250.
 44

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)  The first day of the month following the annuitant's 85th birthday; or

(b)  The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)  The life of the annuitant;

(b)  The joint lives of the annuitant and beneficiary;

(c)  A guaranteed period greater than the annuitant's life expectancy; or

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED.

-- If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "Fees--Mortality and Expense Risk Charge."

-- There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See "Fees--Administrative Expense Charge."

-- If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See "Fees--Premium Bonus Option Charge."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Home Office. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

                         LIFETIME INCOME PHASE PAYMENT OPTIONS
----------------------------------------------------------------------------------------
                            LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the
Life Income                 annuitant dies prior to the second payment's due date.
                            DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
----------------------------------------------------------------------------------------
                            LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.
Life Income--               DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
Guaranteed Payments         dies before we have made all the guaranteed payments, we
                            will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed
                            payments.
----------------------------------------------------------------------------------------
                            LENGTH OF PAYMENTS: For as long as either annuitant lives.
                            It is possible that only one payment will be made if both
                            annuitants die before the second payment's due date.
                            CONTINUING PAYMENTS: When you select this option you choose for:
Life Income--               (A) 100%, 66 2/3% or 50% of the payment to continue to the
Two Lives                   surviving annuitant after the first death; or
                            (B) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                            DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
----------------------------------------------------------------------------------------
                            LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed from 5 to 30 years or as otherwise specified in the contract.
                            CONTINUING PAYMENTS: 100% of the payment to continue to the
Life Income--               surviving annuitant after the first death.
Two Lives--                 DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
Guaranteed Payments         annuitants die before we have made all the guaranteed
                            payments, we will continue to pay the beneficiary the
                            remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the
                            remaining guaranteed payments.
----------------------------------------------------------------------------------------
Life Income--               LENGTH OF PAYMENTS: For as long as the annuitant lives.
Cash Refund                 DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the
Option (limited             annuitant's death, we will pay a lump sum payment equal to
availability--              the amount originally applied to the income phase payment
fixed payments              option (less any applicable premium tax) and less the total
only)                       amount of income payments paid.
----------------------------------------------------------------------------------------
Life Income--               LENGTH OF PAYMENTS: For as long as either annuitant lives.
Two Lives--                 CONTINUING PAYMENTS: 100% of the payment to continue after
Cash Refund                 the first death.
Option (limited             DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
availability--fixed         annuitants die we will pay a lump- sum payment equal to the
payments only)              amount applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.

                                               Table continued --

Income phase payment options continued

                        NONLIFETIME INCOME PHASE PAYMENT OPTIONS
----------------------------------------------------------------------------------------
                            LENGTH OF PAYMENTS: You may select payments for 5 to 30
                            years (15 to 30 years if you elected the premium bonus
                            option). In certain cases a lump-sum payment may be
Nonlifetime--               requested at any time (see below).
Guaranteed                  DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
Payments                    dies before we make all the guaranteed payments, we will
                            continue to pay the beneficiary the remaining payments,
                            unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed
                            payments. We will not impose any early withdrawal charge.
----------------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.

CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).

NEW YORK CONTRACTS
------------------------------------------------------------------

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. This section identifies the different features and benefits and replaces the portions of this prospectus that contain the differences with information that relates specifically to New York contacts. This section should be read in conjunction with the rest of this prospectus. The fees that apply to New York contracts are described in the "Fee Table" and "Fees" sections of this prospectus.

CONTRACT OVERVIEW--CONTRACT FACTS. The following information about New York contracts replaces the "Contract Facts" subsection in the "Contract Overview" section of this prospectus:

                                 CONTRACT FACTS
--------------------------------------------------------------------------------
OPTION PACKAGES: There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. The differences are summarized as follows:

                                             OPTION PACKAGE I                              OPTION PACKAGE II
 Mortality and Expense Risk
 Charge(1):                                        0.80%                                         1.10%
-------------------------------------------------------------------------------------------------------------------------
 Death Benefit(2)               The greater of:                               The greatest of:
 on Death of the Annuitant(3):  (1) The sum of all purchase payments,         (1) The sum of all purchase payments,
                                adjusted for amounts withdrawn or applied     adjusted for amounts withdrawn or applied
                                to an income phase payment option as of the   to an income phase payment option as of the
                                claim date; or                                claim date; or
                                (2) The account value on the claim date.      (2) The account value on the claim date; or
                                                                              (3) The "step-up value" on the claim date.
-------------------------------------------------------------------------------------------------------------------------
 Minimum Initial Payment/               NON-                                          NON-
 Account Value(5):                   QUALIFIED:             QUALIFIED:             QUALIFIED:             QUALIFIED:
                                      $15,000                 $1,500                 $5,000                 $1,500
-------------------------------------------------------------------------------------------------------------------------
 Free Withdrawals(6):             10% of your account value each account        10% of your account value each account
                                           year, non-cumulative.                         year, non-cumulative.
-------------------------------------------------------------------------------------------------------------------------
 Nursing Home Waiver--Waiver
 of Early Withdrawal                                Not                                           Not
 Charge(7):                                      Available                                     Available

                                            OPTION PACKAGE III
 Mortality and Expense Risk
 Charge(1):                                        1.25%
------------------------------  -------------------------------------------

 Death Benefit(2)               The greatest of:
 on Death of the Annuitant(3):  (1) The sum of all purchase payments, adjusted for amounts withdrawn or applied
                                to an income phase payment option as of the
                                claim date; or
                                (2) The account value on the claim date; or
                                (3) The "step-up value" on the claim
                                date.(4)
------------------------------  -------------------------------------------
 Minimum Initial Payment/               NON-
 Account Value(5):                   QUALIFIED:             QUALIFIED:
                                       $5,000                 $1,500
------------------------------  -------------------------------------------

 Free Withdrawals(6):             10% of your account value each account
                                    year, cumulative to a maximum 30%.
------------------------------  -------------------------------------------
 Nursing Home Waiver--Waiver
 of Early Withdrawal                                Not
 Charge(7):                                      Available

(1)  See "Fee Table" and "Fees."
(2) See "Death Benefit." If a death benefit is payable based on account value or step-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--forfeiture" in this section.
(3) When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.
(4) The death benefit is the same under Option Packages II and III for contracts issued in New York. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.
(5)  See "Purchase and Rights."
(6)  See "Fees."
(7)  See "Fees."

                          PREMIUM BONUS OPTION--FORFEITURE. The following information about New York contracts replaces the "Forfeiture" subsection in the "Premium Bonus Option" section of this prospectus:

                          FORFEITURE. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

                          -- If you exercise your free look privilege and cancel your contract. See "Right to Cancel."

                          -- If a death benefit is payable based on account value or step-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Death Benefit--Premium Bonus."

                          -- If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be calculated by:

                          (1) Determining the amount of the premium bonus that
                              is subject to forfeiture according to the following table:

                                            COMPLETED ACCOUNT YEARS             AMOUNT OF PREMIUM
                                         AT THE TIME OF THE WITHDRAWAL     BONUS SUBJECT TO FORFEITURE
                                        Less than 1                                   100%
                                        1 or more but less than 2                     100%
                                        2 or more but less than 3                     100%
                                        3 or more but less than 4                     100%
                                        4 or more but less than 5                     100%
                                        5 or more but less than 6                      75%
                                        6 or more but less than 7                      50%
                                        7 or more                                       0%

                          (2) And multiplying that amount by the same percentage
                              as the amount withdrawn subject to the early withdrawal charge is to the total of all purchase payments made to the account during the first account year.

                          The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.


                  PURCHASE  PREMIUM  ACCOUNT   WITHDRAWAL
      DATE        PAYMENT    BONUS    VALUE      AMOUNT                     EXPLANATION
 May 2, 2002      $100,000  $4,000   $104,000         --   You make a $100,000 initial purchase payment
                                                           and we credit your account with a 4% ($4,000)
                                                           premium bonus. Your beginning account value
                                                           equals $104,000.
 May 2, 2004           --       --   $120,000    $30,000   Assume that your account value grows to
                                                           $120,000 over the next three years and you
                                                           request a $30,000 withdrawal. $18,000 of that
                                                           $30,000 will be subject to an early withdrawal
                                                           charge ($30,000 minus $12,000 (the 10% free
                                                           withdrawal amount, see "Fees--Free
                                                           Withdrawals")) and you would pay a $720 early
                                                           withdrawal charge (4% of $18,000).
                                                           Additionally, 100% of the premium bonus is
                                                           subject to forfeiture according to the table
                                                           above, and because $18,000 is 18% of the
                                                           $100,000 purchase payment made in the first
                                                           account year, 18% of your $4,000 premium
                                                           bonus, or $720, would be forfeited.*

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See "Fees--Free Withdrawals." Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

DEATH BENEFIT--DEATH BENEFIT AMOUNT. The following information about New York contracts replaces the "Death Benefit Amount" subsection in the "Death Benefit" section of this prospectus:

DEATH BENEFIT AMOUNT. The death benefit depends upon the option package in effect on the date the annuitant dies.

                                       OPTION PACKAGE I               OPTION PACKAGE II              OPTION PACKAGE III**
 Death Benefit on Death of the  The greater of:                 The greatest of:                The greatest of:
 Annuitant:                     (1) The sum of all purchase     (1) The sum of all purchase     (1) The sum of all purchase
                                payments, adjusted for amounts  payments, adjusted for amounts  payments, adjusted for amounts
                                withdrawn or applied to an      withdrawn or applied to an      withdrawn or applied to an
                                income phase payment option as  income phase payment option as  income phase payment option as
                                of the claim date; or           of the claim date; or           of the claim date; or
                                THE ACCOUNT VALUE* ON THE       (2) The account value* on the   (2) The account value* on the
                                CLAIM DATE.                     claim date; or                  claim date; or
                                                                THE "STEP-UP VALUE"* (AS        THE "STEP-UP VALUE"* (AS
                                                                DESCRIBED BELOW) ON THE CLAIM   DESCRIBED BELOW) ON THE CLAIM
                                                                DATE.                           DATE.**

* For purposes of calculating the death benefit, the account value and step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."
** FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK, THE BENEFIT PAYABLE UPON THE DEATH OF THE ANNUITANT UNDER OPTION PACKAGE III IS THE SAME AS THAT DESCRIBED UNDER OPTION PACKAGE II. THEREFORE, CONTRACT HOLDERS OF CONTRACTS ISSUED IN NEW YORK SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGE III IS SUITABLE FOR THEIR CIRCUMSTANCES.

STEP-UP VALUE. On the schedule effective date, the step-up value is equal to the greater of:

--  The account value; or

-- The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

-- The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

--  The account value on that anniversary of the schedule effective date.

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On each anniversary of the schedule effective date after the annuitant's 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant's 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture" above.

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

TAXATION
----------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Tax Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

DIVERSIFICATION REQUIREMENTS. The Tax Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Variable Annuity Account B, through the subaccounts, will satisfy these diversification requirements.

INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Variable Annuity Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Variable Annuity Account B assets supporting the Contract.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for an earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. You should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

--  made on or after the taxpayer reaches age 59 1/2;

--  made on or after the death of a contract owner;

--  attributable to the taxpayer's becoming disabled; or

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
-- made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability, and we will report taxable amounts as required by law. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Tax Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Tax Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT.

SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for the earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. You should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Tax Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Tax Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings
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
Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

IRA'S GENERALLY MAY NOT INVEST IN LIFE INSURANCE CONTRACTS. WE DO NOT BELIEVE A DEATH BENEFIT UNDER AN ANNUITY CONTRACT THAT IS EQUAL TO THE GREATER OF PREMIUMS PAID (LESS WITHDRAWALS) OR CONTRACT VALUE WILL BE TREATED AS LIFE INSURANCE. HOWEVER, THE DEATH BENEFITS UNDER THIS CONTRACT MAY EXCEED THE GREATER OF PREMIUMS PAID (LESS WITHDRAWALS) AND CONTRACT VALUE. ALTHOUGH WE REGARD THESE DEATH BENEFITS AS INVESTMENT PROTECTION FEATURES THAT SHOULD NOT HAVE AN ADVERSE TAX EFFECT, IT IS POSSIBLE THAT THE IRS COULD TAKE A CONTRARY POSITION REGARDING TAX QUALIFICATION, WHICH COULD RESULT IN THE IMMEDIATE TAXATION OF AMOUNTS HELD IN THE CONTRACT AND THE IMPOSITION OF PENALTY TAXES. YOU SHOULD CONSULT YOUR TAX ADVISER IF YOUR CONTRACT IS AN IRA.

DISTRIBUTIONS -- IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

-- The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

-- You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

--  Start date for distributions;

--  The time period in which all amounts in your account(s) must be distributed;
    or

--  Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

--  Over your life or the joint lives of you and your designated beneficiary; or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA -- See below) plans. Different distribution requirements apply if your death occurs:

--  After you begin receiving minimum distributions under the contract; or

--  Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

--  Over the life of the designated beneficiary; or

-- Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

--  December 31 of the calendar year following the calendar year of your death;
    or

--  December 31 of the calendar year in which you would have attained age
    70 1/2.

In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

ROTH IRA. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

-- Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

-- Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax.
Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not

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allowed prior to age 59 1/2, separation from service, death or disability.
Salary reduction contributions, but not earnings on such distributions, may also be distributed upon hardship, but would generally be subject to penalties.

TAX CONSEQUENCES OF DEATH BENEFITS

The Contract provides a death benefit that in some cases may exceed the greater of the premium payments and the contract value. The IRS has not ruled whether such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any Tax Code section 401(a) pension or profit sharing plan or Tax Code section 403(b) tax sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such limitation. Futher, the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as this comports with IRA or Roth IRA qualification requirements. A tax adviser should be consulted.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


OTHER TOPICS
----------------------------------------------

THE COMPANY

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.


We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                        151 Farmington Avenue
                        Hartford, Connecticut 06156

                                                                              59
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VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the separate account) in 1976 under Connecticut Law as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

CONTRACT DISTRIBUTION


The Company's subsidiary, ING Financial Advisers LLC (IFA) (prior to May 1, 2002 known as Aetna Investment Services, LLC), serves as the principal underwriter for the contract. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Security Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contract is offered to the public by individuals who are registered representatives of IFA or other broker-dealers which have entered into a selling arrangement with IFA.

IFA may also enter into these arrangements with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions.

We refer to IFA and the other broker-dealers selling the contract as "distributors."

All registered representatives selling the contract must also be licensed as insurance agents for the Company.

Occasionally IFA may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions or administrative services. IFA will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

IFA may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

IFA may also contract with independent third party broker-dealers who will act as wholesalers by assisting them in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions for the Company and the distributors and may provide certain administrative services in connection with the contract. IFA may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

IFA may also designate third parties to provide services in connection with the contract such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing

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material, prospectuses or other supplies. These parties may also receive payments for their services based on purchase payments, to the extent such payments are allowed by applicable securities laws. IFA will pay all costs and expenses related to these services.

PAYMENT OF COMMISSIONS

Persons who offer and sell the contract may be paid commissions and service fees. Distributors will be paid commissions up to an amount currently equal to 7% of purchase payments or as a combination of a certain percentage of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement commission payments may exceed 7% of purchase payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and education and/or business seminars. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contract and other products issued or advised by the Company or its affiliates increases over time.


We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

-- On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

-- When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

-- During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

--  Standardized average annual total returns; and

--  Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average

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annual total returns reflect deduction of all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges), but currently do not include the premium bonus or the deduction of any premium bonus option charge. To the extent permitted by applicable law, we may include the premium bonus and any corresponding premium bonus charge in standardized average annual total returns in the future.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns. Non-standardized calculations do not include the premium bonus or premium bonus option charge.

We may also advertise ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information
(SAI) by calling us at the number listed in "Contract Overview--Questions:
Contacting the Company."

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

-- During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Home Office. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is under way. The Company intends to defend this action vigorously.


The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.


General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Performance Data
    General
    Average Annual Total Return Quotations
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account
Financial Statements of ING Life Insurance and
  Annuity Company and Subsidiaries


You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                   APPENDIX I
                            ILIAC GUARANTEED ACCOUNT
------------------------------------------------------------------

THE ILIAC GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.


IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

-- The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

-- The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or the Company to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

--  Tax penalties and/or tax withholding--see "Taxation";

--  Early withdrawal charge--see "Fees"; or

--  Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge may be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the "Premium Bonus Option--Forfeiture" and "Withdrawals" sections of the contract prospectus.

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

--  Transfers due to participation in the dollar cost averaging program;

-- Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

-- Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

-- Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term;
(b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of withdrawal or refund any taxes that were withheld.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.


DISTRIBUTION. The Company's subsidiary, ING Financial Advisers, LLC (IFA) serves as the principal underwriter of the contract. IFA, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time IFA may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

GENERAL DISCLOSURE.

-- The Fixed Account is an investment option available during the accumulation phase under the contract.

-- Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

-- Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

-- Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

-- Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

--  Additional information about this option may be found in the contract.

INTEREST RATES.

-- The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

-- Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Home Office at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                  APPENDIX III
                        DESCRIPTION OF UNDERLYING FUNDS
------------------------------------------------------------------

                           LIST OF FUND NAME CHANGES
--------------------------------------------------------------------------------


  CURRENT FUND NAME                                   FORMER FUND NAME
  ING VP Balanced Portfolio, Inc. (Class R Shares)    Aetna Balanced VP, Inc.
  ING VP Bond Portfolio (Class R Shares)              Aetna Income Shares d/b/a Aetna Bond VP
  ING Variable Portfolios, Inc.--ING VP Growth        Aetna Variable Portfolios, Inc.--Aetna Growth VP
    Portfolio (Class R Shares)
  ING Variable Funds--ING VP Growth and Income        Aetna Variable Fund d/b/a Aetna Growth and Income
    Portfolio (Class R Shares)                        VP
  ING Variable Portfolios, Inc.--ING VP Index Plus    Aetna Variable Portfolios, Inc.-- Aetna Index Plus
    LargeCap Portfolio (Class R Shares)               Large Cap VP
  ING Variable Portfolios, Inc.--ING VP               Aetna Variable Portfolios, Inc.--Aetna
    International Equity Portfolio (Class R Shares)   International VP
  ING VP Money Market Portfolio (Class R Shares)      Aetna Variable Encore Fund d/b/a Aetna Money
                                                      Market VP
  ING Variable Portfolios, Inc.--ING VP Small         Aetna Variable Portfolios, Inc.--Aetna Small
    Company Portfolio (Class R Shares)                Company VP
  ING Variable Portfolios, Inc.--ING VP Technology    Aetna Variable Portfolios, Inc.--Aetna Technology
    Portfolio (Class R Shares)                        VP
  ING Variable Products Trust--ING VP Growth          Pilgrim Variable Products Trust--Pilgrim VP Growth
    Opportunities Portfolio (Class R Shares)          Opportunities Portfolio (Class R Shares)
  ING Variable Products Trust--ING VP MagnaCap        Pilgrim Variable Products Trust--Pilgrim VP
    Portfolio (Class R Shares)                        MagnaCap Portfolio (Class R Shares)
  ING Variable Products Trust--ING VP MidCap          Pilgrim Variable Products Trust--Pilgrim VP MidCap
    Opportunities Portfolio (Class R Shares)          Opportunities Portfolio (Class R Shares)
  ING Variable Products Trust--ING VP SmallCap        Pilgrim Variable Products Trust--Pilgrim VP
    Opportunities Portfolio (Class R Shares)          SmallCap Opportunities Portfolio (Class R Shares)
  ING Partners, Inc.--ING MFS Capital Opportunities   Portfolio Partners, Inc. (PPI) MFS Capital
    Portfolio (Initial Class)                         Opportunities Portfolio (Initial Class)
  ING Partners, Inc.--ING MFS Emerging Equities       Portfolio Partners, Inc. (PPI) MFS Emerging
    Portfolio (Initial Class)                         Equities Portfolio (Initial Class)
  ING Partners, Inc.--ING MFS Research Portfolio      Portfolio Partners, Inc. (PPI) MFS Research Growth
    (Initial Class)                                   Portfolio (Initial Class)
  ING Partners, Inc.--ING Scudder International       Portfolio Partners, Inc. (PPI) Scudder
    Growth Portfolio (Initial Class)                  International Growth Portfolio (Initial Class)
  AIM Variable Insurance Funds--AIM V.I. Core Equity  AIM Variable Insurance Funds--AIM V.I. Growth and
    Fund (Series I Shares)                            Income Fund (Series I Shares)
  AIM Variable Insurance Funds--AIM V.I. Premier      AIM Variable Insurance Funds--AIM V.I. Value Fund
    Equity Fund (Series I Shares)                     (Series I Shares)
  The Prudential Series Fund, Inc.--Jennison          The Prudential Series Fund, Inc.--Prudential
    Portfolio (Class II Shares)                       Jennison Portfolio (Class II Shares)
  UBS Series Trust--Tactical Allocation Portfolio     Brinson Series Trust--Tactical Allocation
    (Class I Shares)                                  Portfolio (Class I Shares)

                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW--QUESTIONS", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

ING VP BALANCED PORTFOLIO, INC. (FORMERLY AETNA BALANCED VP, INC.) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the Fund's management, of which of those sectors or mix thereof offers the best investment prospects.

PRINCIPAL STRATEGIES

Under normal market conditions, allocates assets between the following asset classes: equities, such as common and preferred stocks; and debt, such as bonds, mortgage-related and other asset-backed securities, U.S. Government securities and money market instruments. Typically, maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus (the Portfolio's subadviser)'s view of the relative attractiveness of each asset class. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market, using quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. In managing the equity component, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers. In managing the debt component, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. May invest up to 15% of total assets in high-yield instruments and may also invest in foreign debt securities.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock and bond investing. The success of the Portfolio's strategy depends on Aeltus' skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio's assets are allocated between equities and fixed income securities, the Portfolio may underperform stock portfolios when stocks are in favor and underperform bond portfolios when bonds are in favor. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the value of the Portfolio may decline. High-yield instruments are even more sensitive to economic and market conditions than other fixed income securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risk. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP BOND PORTFOLIO (FORMERLY AETNA INCOME SHARES D/B/A AETNA BOND VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of debt securities.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 80% of net assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investor Services, Inc. (Moody's) or, if unrated, considered by Aeltus (the Portfolio's subadviser) to be of comparable quality. May also invest up to 15% of total assets in high-yield instruments, and up to 25% of total assets in foreign debt securities. May invest in zero coupon securities. In managing the Portfolio, Aeltus looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility. Aeltus uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL RISKS

Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING GET FUND (FORMERLY AETNA GET FUND)

Various Series of the ING GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these Series. See "Investment Options--Variable Investment Options" and "Fees" in the Prospectus for additional information regarding the fees and the guarantee.

INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period.

PRINCIPAL STRATEGIES

During the offering period, the Series' assets will be invested in short-term instruments. During the guarantee period, the Series' assets will be allocated between the Equity Component and the Fixed Component. The Fund's subadviser invests at least 80% of the Equity Component's net assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and

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selected by Standard and Poor's Corporation (S&P). The Fund's subadviser looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date of the Fund. Generally, the Fixed Component will consist primarily (meaning no less than 55%) of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). The Fund's subadviser uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component in an attempt to meet or exceed the Targeted Return. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component.

PRINCIPAL RISKS

The principal risks of investing in the Series are those generally attributable to stock and bond investing. The success of the Series' strategy depends on the subadviser's skill in allocating assets between the Equity Component and the Fixed Component and in selecting investments within each Component. Because the Series invests in both stocks and bonds, the Series may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC.--ING VP GROWTH PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC.--AETNA GROWTH VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) emphasizes stocks of larger companies, although may invest in companies of any size. Aeltus also uses internally developed quantitative computer models to evaluate the financial characteristics of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price. Aeltus focuses on companies it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE FUNDS--ING VP GROWTH AND INCOME PORTFOLIO (FORMERLY AETNA VARIABLE FUND D/B/A AETNA GROWTH AND INCOME VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

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PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in common stocks that Aeltus (the Portfolio's subadviser) believes have significant potential for capital appreciation or income growth or both. In managing the Portfolio, Aeltus: emphasizes stocks of larger companies; looks to invest the Portfolio's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions; and combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although Aeltus emphasizes large cap stocks, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC.--ING VP INDEX PLUS LARGECAP PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS LARGE CAP VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

PRINCIPAL STRATEGIES

Invests at least 80% of net assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation. In managing the Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in the portfolio between 400 and 450 of the stocks included in the S&P 500. Although the Portfolio will not hold all of the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 in both rising and falling markets.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

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ING VARIABLE PORTFOLIOS, INC.--ING VP INTERNATIONAL EQUITY PORTFOLIO (FORMERLY
AETNA VARIABLE PORTFOLIOS, INC.--AETNA INTERNATIONAL VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 80% of assets in equity securities and at least 65% of its assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) looks to: diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value; allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates; invest primarily in established foreign securities markets, although it may invest in emerging markets as well; use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics and employs currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP MONEY MARKET PORTFOLIO (FORMERLY AETNA VARIABLE ENCORE FUND D/B/A AETNA MONEY MARKET VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

PRINCIPAL STRATEGIES

Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by Aeltus (the Portfolio's subadviser) to be of comparable quality. Aeltus seeks to maintain a dollar-weighted average portfolio maturity of 90 days or less.

PRINCIPAL RISKS

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A weak economy, strong equity markets and

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changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the value and yield of the Portfolio's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC.--ING VP SMALL COMPANY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC.--AETNA SMALL COMPANY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 80% of net assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as: 1) the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); 2) all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and 3) companies with market capitalizations lower than companies included in the first two categories. In managing the Portfolio, Aeltus (the Portfolio's subadviser) invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. Aeltus also uses internally developed quantitative computer models to evaluate financial characteristics of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price. Aeltus considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management. The Portfolio may invest, to a limited extent, in foreign stocks.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC.--ING VP TECHNOLOGY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC.--AETNA TECHNOLOGY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

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PRINCIPAL STRATEGIES

Invests at least 80% of net assets in common stocks and securities convertible into common stock of companies in the information technology industry sector. These companies include companies that EAM (the Portfolio's subadviser) considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. EAM considers a company to be principally engaged in the information technology industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. EAM will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. In selecting stocks for the Portfolio, EAM looks at a company's valuation relative to its potential long-term growth rate. EAM may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. The Portfolio may sell a security if EAM determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if EAM believes that another investment offers a better opportunity.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Because the Portfolio's investments are concentrated in the information technology industries, the Portfolio may be subject to more abrupt swings in value than a portfolio which invests in a broader range of industries. Investments in information technology companies may be highly volatile. The Portfolio may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Elijah Asset Management, LLC (EAM)

ING VARIABLE PRODUCTS TRUST--ING VP GROWTH OPPORTUNITIES PORTFOLIO (FORMERLY PILGRIM VARIABLE PRODUCTS TRUST--PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Invests primarily in common stock of U.S. companies that the portfolio managers feel have above average prospects for growth. Under normal market conditions, invests at least 65% of total assets in securities purchased on the basis of the potential for capital appreciation. Securities may be from large-cap, mid-cap or small-cap companies. Portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. Portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

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PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. The Portfolio has exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of small- and medium-sized companies may entail greater price volatility than investing in stocks of larger companies.

INVESTMENT ADVISER: ING Investments, LLC (ING Investments) (formerly ING Pilgrim Investments, LLC)

ING VARIABLE PRODUCTS TRUST--ING VP MAGNACAP PORTFOLIO (FORMERLY PILGRIM VARIABLE PRODUCTS TRUST--PILGRIM VP MAGNACAP PORTFOLIO) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital, with dividend income as a secondary consideration.

PRINCIPAL STRATEGIES

Managed with the philosophy that companies that can best meet the Portfolio's objectives are established companies that meet disciplined valuation criteria and have the financial ability to have increased their dividends over the last decade. Under normal conditions, invests at least 80% of assets in stocks that meet the following criteria: attractive valuation characteristics; dividends; and balance sheet strength. Candidates are also analyzed for some catalyst or vector of change that may spark an increase in share price. The equity securities in which the Portfolio may invest include common stocks, convertible securities, and rights or warrants. Normally, investments are generally in larger companies that are included in the largest 500 U.S. companies as measured by sales, earnings or assets. Remainder of assets may be invested in equity securities that the Portfolio's investment adviser believes have growth potential because they represent an attractive value, but which may not meet the above criteria. Investments may focus on particular sectors depending on the adviser's perception of the market environment. Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. May invest up to 5% of assets, measured at the time of investment, in foreign securities.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, market trends, debt securities, credit risk, risks of foreign investing. The Portfolio has exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economical and political risks not found in domestic investments. Investing in Portfolios that are concentrated in a smaller number of holdings poses greater risk than those with a larger number of holdings; each investment has a greater effect on the Portfolio's performance.

INVESTMENT ADVISER: ING Investments, LLC (ING Investments) (formerly ING Pilgrim Investments, LLC)

ING VARIABLE PRODUCTS TRUST--ING VP MIDCAP OPPORTUNITIES PORTFOLIO (FORMERLY PILGRIM VARIABLE PRODUCTS TRUST--PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Normally invests at least 80% of assets in the common stocks of mid-sized U.S. companies. Normally invests in companies that the portfolio managers feel have above average prospects for growth. For this Portfolio, mid-size companies are those with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). The market capitalization range will change with market conditions as the range of the companies included in the S&P MidCap 400 Index changes. Portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. Portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next

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three to five years, and attempt to provide a framework for identifying such industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure. May invest in initial public offerings.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. The Portfolio has exposure to financial and market risks that accompany investments in equities. Securities of mid-sized companies may be more susceptible to price swings than investments in larger companies. Investing in Portfolios that are concentrated in a smaller number of holdings poses greater risk than those with a larger number of holdings; each investment has a greater effect on the Portfolio's performance.

INVESTMENT ADVISER: ING Investments, LLC (ING Investments) (formerly ING Pilgrim Investments, LLC)

ING VARIABLE PRODUCTS TRUST--ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (FORMERLY PILGRIM VARIABLE PRODUCTS TRUST--PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Normally invests at least 80% of assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change with market conditions as the range of the companies included in the Russell 2000 Index changes. The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying such industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure. May invest in initial public offerings.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility than investing in stocks of larger companies.

INVESTMENT ADVISER: ING Investments, LLC (ING Investments) (formerly ING Pilgrim Investments, LLC)

ING PARTNERS, INC.--ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks capital appreciation.

PRINCIPAL STRATEGIES

Invests primarily (at least 65% of net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. Focuses on companies that the Portfolio's subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flows. Investments may include securities listed on a securities exchange or traded in the over the counter markets. MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts. May invest in foreign securities (including emerging market securities) and may have exposure to foreign

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currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
- ACTIVE OR FREQUENT TRADING RISK: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Massachusetts Financial Services Company (MFS)

ING PARTNERS, INC.--ING MFS EMERGING EQUITIES PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Invests primarily (at least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies that MFS, the Portfolio's subadviser, believes are early in their life cycle and have the potential to become major enterprises, or are major enterprises whose rates of earnings growth MFS believes will accelerate. Investments may include securities listed on a securities exchange or traded in the over the counter markets. MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

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- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- ACTIVE OR FREQUENT TRADING RISK: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.
- DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Massachusetts Financial Services Company (MFS)

ING PARTNERS, INC.--ING MFS RESEARCH PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital and future income.

PRINCIPAL STRATEGIES

Invests primarily (at least 80% of total assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. Focuses on companies that the Portfolio's subadviser (MFS) believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flows, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over the counter markets. A committee of investment research analysts selects portfolio securities for the Portfolio. This committee includes investment analysts employed not only by MFS, but also by MFS' investment advisory affiliates. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.

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- DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
- ACTIVE OR FREQUENT TRADING RISK: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Massachusetts Financial Services Company (MFS)

ING PARTNERS, INC.--ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Invests primarily (at least 65% of total assets) in the equity securities of foreign companies that the Portfolio's subadviser believes have high growth potential. Will normally invest in securities of at least three different countries other than the U.S. and will invest in securities in both developed and developing markets. Seeks to invest in those companies that Scudder believes are best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly-developing business franchises, strong financial positions, and high quality management capable of defining and implementing company strategies to take advantage of local, regional or global market changes. Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- GEOGRAPHIC FOCUS RISK: If the Portfolio focuses its investments by investing a substantial amount of its assets in issuers located in a single country or a limited number of countries, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging market countries.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.
- CREDIT RISK: Invests in non-investment grade debt securities whose issuers may be more likely to have difficulty making timely payments of interest or principal.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Deutsche Investment Management Americas Inc. (Deutsche)

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AIM VARIABLE INSURANCE FUNDS--AIM V.I. CAPITAL APPRECIATION FUND (SERIES I
SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital.

PRINCIPAL STRATEGIES

Seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Portfolio managers consider whether to sell a particular security when any of those factors materially changes. May also invest up to 25% of total assets in foreign securities. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, may temporarily hold all or a portion of its assets in cash or liquid assets.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. To the extent the fund holds cash or liquid assets rather than equity securities, the fund may not achieve its investment objective.

INVESTMENT ADVISER: A I M Advisors, Inc.

AIM VARIABLE INSURANCE FUNDS--AIM V.I. CORE EQUITY FUND (FORMERLY AIM V.I. GROWTH AND INCOME FUND) (SERIES I SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital with a secondary objective of current income.

PRINCIPAL STRATEGIES

Seeks to meet its objectives by investing, normally, at least 80% of net assets in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. In complying with this 80% requirement, investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds and ADRs. May also invest up to 25% of total assets in foreign securities. For risk management purposes, may hold a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds, or high-quality debt instruments.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the

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prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

INVESTMENT ADVISER: A I M Advisors, Inc.

AIM VARIABLE INSURANCE FUNDS--AIM V.I. GOVERNMENT SECURITIES FUND (SERIES I SHARES)

INVESTMENT OBJECTIVE

Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

PRINCIPAL STRATEGIES

Seeks to meet its objective by investing in debt securities issued, guaranteed or otherwise backed by the United States Government. May invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or
(c) the credit of the agency or instrumentality. Intends to maintain a dollar-weighted average portfolio maturity of between three and ten years. May invest in high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to thirty years. May also invest up to 20% of its assets in foreign securities. Portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for safety of principal and consider whether to sell a particular security when any of those factors materially changes. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities.

PRINCIPAL RISKS

Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of other fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation. The fund may purchase high-coupon U.S. Government agency mortgage-backed securities at a premium. If the securities experience a faster principal prepayment rate than expected, both the market value of, and income from, such securities will decrease. Prices of foreign securities may be further affected by other factors, including: currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies.

INVESTMENT ADVISER: A I M Advisors, Inc.

AIM VARIABLE INSURANCE FUNDS--AIM V.I. GROWTH FUND (SERIES I SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital.

PRINCIPAL STRATEGIES

Seeks to meet its investment objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. May invest up to 25% of its assets in foreign securities. Portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth and consider whether to sell a particular security when any of those factors materially changes. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. May engage in active and frequent trading of portfolio securities to achieve its investment objective which may result in increased transaction costs and brokerage commissions, both of which can lower the actual return on investment.

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PRINCIPAL RISKS

Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

INVESTMENT ADVISER: A I M Advisors, Inc.

AIM VARIABLE INSURANCE FUNDS--AIM V.I. PREMIER EQUITY FUND (FORMERLY AIM V.I. VALUE FUND) (SERIES I SHARES)

INVESTMENT OBJECTIVE

Seeks to achieve long-term growth of capital with a secondary objective of income.

PRINCIPAL STRATEGIES

Seeks to meet its objectives by investing, normally, at least 80% of net assets in equity securities, including convertible securities. In complying with the 80% requirement, investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and ADRs. Also may invest in preferred stocks and debt instruments that have prospects for growth of capital. Also may invest up to 25% of total assets in foreign securities. Portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. Portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

INVESTMENT ADVISER: A I M Advisors, Inc.

ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS A SHARES)

INVESTMENT OBJECTIVE

Seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

PRINCIPAL STRATEGIES

Invests primarily in dividend-paying common stocks of large, well-established "blue chip" companies. Also may invest in fixed-income and convertible securities and in securities of foreign issuers. Restricts its investments in foreign securities to issues of high quality.

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PRINCIPAL RISKS

Principal risks include market risk, interest rate risk, and credit risk. Market risk is the risk that the value of the portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter or longer-term periods. Interest rate risk is the risk that changes in interest rates will affect the value of the portfolio's investments in debt securities, such as bonds, notes and asset-backed securities, or other income-producing securities. Increases in interest rates may cause the value of a portfolio's investments to decline. Credit risk is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. Investment in foreign securities are subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default. Investments in foreign securities have foreign risk and currency risk. Foreign risk includes the risk that investments in foreign securities may experience more rapid and extreme changes in value than if they invested solely in securities of U.S. companies. Foreign companies usually are not subject to the same degree of regulation as U.S. companies due to different standards; and the risk that political changes or diplomatic developments could adversely affect the portfolio's investments in a foreign country. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the portfolio's investments.

INVESTMENT ADVISER: Alliance Capital Management L.P.

ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS A SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital by pursuing aggressive investment policies.

PRINCIPAL STRATEGIES

Invests primarily in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally invests at least 80% of total assets in equity securities of U.S. companies and up to 20% of assets in non-U.S. companies. Normally, about 40-60 companies will be represented in the Portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. Focuses on a relatively small number of intensively researched companies. The Portfolio's investments are selected from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. May invest up to 20% of its net assets in convertible securities.

PRINCIPAL RISKS

Among the principal risks of investing in the portfolio are market risk and focused portfolio risk. Market risk is the risk that the value of the portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short or long term periods. Focused portfolio risk is the risk that because the portfolio invests in a smaller number of issuers than many other equity funds, factors affecting those issuers can have a more significant effect on the portfolio's net asset value. The Portfolio's investments in foreign securities have foreign risk and currency risk. Foreign risk includes the risk that investments in foreign securities may experience more rapid and extreme changes in value than if they invested solely in securities of U.S. companies. Foreign companies usually are not subject to the same degree of regulation as U.S. companies due to differing reporting, accounting, and auditing standards; and the risk that political changes or diplomatic developments could adversely affect the Portfolio's investments in a foreign country. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Portfolio's investments.

INVESTMENT ADVISER: Alliance Capital Management L.P.

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ALLIANCE QUASAR PORTFOLIO (CLASS A SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective.

PRINCIPAL STRATEGIES

Generally invests in widely diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. Currently emphasizes investment in small-cap companies. Invests in well-known and established companies and in new and unseasoned companies. Can invest in the equity securities of any company and industry and in any type of security with potential for capital appreciation. When selecting securities, considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capabilities and practices. Also may invest in non-convertible bonds, preferred stocks, and foreign securities.

PRINCIPAL RISKS

Among the principal risks is market risk. This is the risk that the value of the Portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter or longer-term periods. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Portfolio invests in non-convertible bonds, preferred stocks, and foreign stocks, the investment has interest rate risk, credit risk, foreign risk, and currency risk. Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in debt securities, such as bonds, notes, and asset-backed securities, or other income-producing securities. Increases in interest rates may cause the value of a Portfolio's investments to decline. Credit risk is the risk that the issuer or the guarantor of a debt security, or the counterparty of a derivatives contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. Investment in foreign securities are subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default. Investments in foreign securities have foreign risk and currency risk. Foreign risk includes the risk that investments in foreign securities may experience more rapid and extreme changes in value than if they invested solely in securities of U.S. companies. Foreign companies usually are not subject to the same degree of regulation as U.S. companies due to differing reporting, accounting, and auditing standards; and the risk that political changes or diplomatic developments could adversely affect the Portfolio's investments in a foreign country. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Portfolio's investments.

INVESTMENT ADVISER: Alliance Capital Management L.P.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE
PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND-REGISTERED TRADEMARK-PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public. May invest in securities of both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic

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developments and can perform differently from the U.S. market. Issuer-specific changes refer to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE
PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.

PRINCIPAL STRATEGIES

Normally invests at least 80% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, issuer-specific changes, and "value" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. "Value" investing refers to the risk that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISER: FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE
PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP GROWTH PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks to achieve capital appreciation.

PRINCIPAL STRATEGIES

Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks). May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, issuer-specific changes, and "growth" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk

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that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. "Growth" investing refers to the risk that "growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISER: FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE
PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP HIGH INCOME PORTFOLIO (INITIAL
CLASS)

INVESTMENT OBJECTIVE

Seeks a high level of current income while also considering growth of capital.

PRINCIPAL STRATEGIES

Normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. May invest in non-income producing securities, including defaulted securities and common stocks and companies in troubled or uncertain financial condition. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

A NONDIVERSIFIED Portfolio that seeks long-term growth of capital.

PRINCIPAL STRATEGIES

A NONDIVERSIFIED Portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Standard and Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 2001, they ranged from approximately $225 million to $10.5 billion. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

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PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a NONDIVERSIFIED Portfolio may hold larger positions in a smaller number of issuers. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value and total return than a comparable diversified Portfolio. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital

JANUS ASPEN SERIES--BALANCED PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

PRINCIPAL STRATEGIES

Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. Will normally invest at least 25% of its assets in fixed-income securities. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another fundamental risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital

JANUS ASPEN SERIES--GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

PRINCIPAL STRATEGIES

Invests primarily in common stocks selected for their growth potential. Although it can invest in companies of any size, it generally invests in larger, more established companies. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time,

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regardless of size, country of organization, place of principal business activity, or other similar selection criteria. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital

JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

PRINCIPAL STRATEGIES

Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. The Portfolio may have significant exposure to foreign markets and may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital

THE PRUDENTIAL SERIES FUND, INC.--JENNISON PORTFOLIO (FORMERLY PRUDENTIAL JENNISON PORTFOLIO) (CLASS II SHARES)

INVESTMENT OBJECTIVE

Seeks to achieve long-term growth of capital.

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PRINCIPAL STRATEGIES

Invests primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects. May invest up to 30% of total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental analysis. Investment adviser looks for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Normally invests 65% of total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

PRINCIPAL RISKS

Principal risks of investing in the Portfolio are: company risk, derivatives risk, foreign investment risk, management risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Derivatives are subject to a number of risks, including liquidity risk, interest rate risk, market risk, credit risk and management risk. A portfolio investing in a derivative instrument could lose more than the principal amount invested. Foreign investment risk includes: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Actively managed portfolios are subject to management risk, because there is no guarantee that the investment decisions made by the subadvisers for the Portfolios will be successful. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

INVESTMENT ADVISER: Prudential Investments LLC
SUBADVISER: Jennison Associates LLC (Jennison)

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
TRUST-SM---MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 40%, but not more than 75%, of net assets in common stocks and related securities (referred to as equity securities) such as preferred stock; bonds, warrants or rights convertible into stock; and depositary receipts for those securities. Invests at least 25% of net assets in non-convertible fixed income securities. May vary the percentage of assets invested in any one type of security (within the limits described above) in accordance with MFS's (the Fund's investment adviser) interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities. Generally, seeks to purchase equity securities that MFS believes are undervalued in the market relative to their long-term potential. Fixed income securities include U.S. government securities, mortgage-backed and asset-backed securities, and corporate bonds. The Fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

PRINCIPAL RISKS

In allocating investments between equity and fixed income securities, the Fund could miss attractive investment opportunities by underweighing markets where there are significant returns, and could lose value by overweighing markets where there are significant declines. Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers are subject. The value of securities held by the Fund may decline due to changing

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economic, political or market conditions, or disappointing earnings results. If anticipated events do not occur or are delayed, or if investor perceptions about undervalued securities do not improve, the market price of these securities may not rise or may fall. Fixed income securities are subject to interest rate risk (the risk that when interest rates rise, the prices of fixed income securities will generally fall) and credit risk (the risk that the issuer of a fixed income security will not be able to pay principal and interest when due). Securities with longer maturities are affected more by interest rate risk. Fixed income securities purchased by the Fund may be traded in the over-the-counter market may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the Fund's performance. Frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Fund's performance.

INVESTMENT ADVISER: MFS Investment Management-Registered Trademark- (MFS)

OPPENHEIMER VARIABLE ACCOUNT FUNDS--OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

INVESTMENT OBJECTIVE

Seeks capital appreciation by investing in "growth type" companies.

PRINCIPAL STRATEGIES

Invests mainly in equity securities, such as common stocks and can invest in other equity securities, such as preferred stocks and securities convertible into common stocks. Emphasizes investments in companies believed by the Fund's investment manager, OppenheimerFunds, Inc., to have significant growth potential. Growth companies can include established companies entering a growth cycle in their business, as well as newer companies. Can invest in securities of issuers of all market capitalization ranges, but currently focuses on stocks of "mid-cap" issuers (currently those issuers between $2.5 billion to $11.5 billion). Can invest in domestic and foreign companies, although most of its investments are in stocks of U.S. companies. In selecting securities for the Fund, the Fund's portfolio manager looks from high-growth companies using a "bottom-up" stock selection process focusing on fundamental analysis of individual issuers before considering overall economic, market or industry trends.

PRINCIPAL RISKS

The Fund's investments are subject to changes in their value from a number of factors. They include changes in general stock market movements (this is referred to as "market risk"). Stocks fluctuate in price, and their short-term volatility at times may be great. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. The Fund invests in securities of large companies but may also invest in small and medium-size companies, which may have more volatile stock prices than large companies. To the extent that the Fund increases the relative emphasis of its investments ion a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.

INVESTMENT ADVISER: OppenheimerFunds, Inc.

OPPENHEIMER VARIABLE ACCOUNT FUNDS--OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA-REGISTERED TRADEMARK-

INVESTMENT OBJECTIVE

Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PRINCIPAL STRATEGIES

Invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks. Although the Fund does not have any requirements as to the capitalization of issuers in which it invests, currently emphasizes the stocks of large-capitalization companies in its portfolio. At times, the Fund may increase the relative emphasis of its investments in small-cap and mid-cap stocks. While the Fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments. The Fund can also use hedging instruments and certain derivative investments to try

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to manage investment risks. In selecting securities for purchase or sale by the
Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment.

PRINCIPAL RISKS

The Fund's investments are subject to changes in their value from a number of factors. There is also the risk that value of your investment could be eroded over time by the effects of inflation and that poor security selection by the Fund's investment adviser will cause the Fund to underperform other funds having similar objectives. Stocks fluctuate in price and their short-term volatility at times may be great. This market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. The Fund may be subject to the risks that economic, political or other events can have a negative effect on the values of securities of issuers in that industry (this is referred to as "industry risk"). Stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Changes in interest rates can also affect bond prices (this is known as "interest rate risk").

INVESTMENT ADVISER: OppenheimerFunds, Inc.

OPPENHEIMER VARIABLE ACCOUNT FUNDS--OPPENHEIMER STRATEGIC BOND FUND/VA

INVESTMENT OBJECTIVE

Seeks a high level of current income principally derived from interest on debt securities.

PRINCIPAL STRATEGIES

Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign companies. Can invest up to 100% of its assets in any one sector at any time, if the Fund's investment adviser believes that in doing so the Fund can achieve its objective without undue risk. Can invest in securities having short, medium or long-term maturities and may invest without limit in lower-grade high-yield debt obligations, also called "junk bonds." Foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. Can also use hedging instruments and certain derivative investments to try to enhance income or to try to manage investment risks. In selecting securities, the portfolio managers analyze the overall investment opportunities and risks in individual national economies with an overall strategy of building a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities.

PRINCIPAL RISKS

Debt securities are subject to credit risk which refers to the risk that if the issuer fails to pay interest, or if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. Credit risks of lower-grade securities are greater than those of investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities of issuers in emerging and developing markets may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. The Fund is also subject to interest rate risk and prepayment risk. The investment adviser's expectations about the relative performance of the three principal sectors in which the Fund invests may be inaccurate, and the Fund's returns might be less than other funds using similar strategies. Investing in derivative investments carries the risk that if the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the investment adviser expected it to perform.

INVESTMENT ADVISER: OppenheimerFunds, Inc.

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THE PRUDENTIAL SERIES FUND, INC.--SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
(CLASS II SHARES)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Invests in equity-related securities of foreign issuers that the subadviser thinks will increase in value over a period of years. Invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, invests at least 65% of total assets in common stock of foreign companies operating or based in at least five different countries. Looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. Also tries to buy such stocks at attractive prices in relation to their growth prospects.

PRINCIPAL RISKS

Significant risks of investing in the Portfolio are: company risk, credit risk, derivatives risk, foreign investment risk, interest rate risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Credit risk refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they are due. Derivatives are subject to interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers such as: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Differences in accounting standards and custody and settlement practices of foreign securities generally involve more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Interest rate risk refers to the risk that fixed income securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

INVESTMENT ADVISER: Prudential Investments LLC
SUBADVISER: Jennison Associates LLC (Jennison)

UBS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO (FORMERLY BRINSON
SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO) (CLASS I)

INVESTMENT OBJECTIVE

Seeks total return, consisting of long-term capital appreciation and current income.

PRINCIPAL STRATEGIES

Allocates assets between a stock portion that is designed to track the performance of the S&P 500 Composite Stock Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days. The Portfolio's investment adviser reallocates assets in accordance with the recommendations of its own Tactical Allocation Model (the "Model") on the first business day of each month. The Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25%, or 0%. If the Model recommends a stock allocation of less than 100%, the Model also recommends a fixed-income allocation for the remainder of the Portfolio's assets. When the Model recommends a fixed-income allocation of more than 50%, the Portfolio must invest in other high-quality bonds or money market instruments to the extent needed to limit the Portfolio's investments in U.S. Treasury obligations to

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no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts. The Portfolio may use derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. These instruments may also be used to reduce the risk of adverse price movements while investing cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.

PRINCIPAL RISKS

The Portfolio is subject to the following principal risks: asset allocation risk, equity risk, index tracking risk, interest rate risk, derivatives risk, and foreign investing risk. Asset allocation risk refers to the risk that the Tactical Allocation Model may not correctly predict the appropriate time to shift the fund's assets from one asset class to another. Equity risk refers to the risk that stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock. Index tracking risk refers to the risk that the performance of the fund's stock investments generally will not be identical to that of the S&P 500 Index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily. Interest rate risk refers to the risk that the value of the fund's bond investments generally will fall when interest rates rise. Derivatives risk refers to the risk that the fund's investments in derivatives may rise or fall more rapidly than other investments. The S&P 500 Index includes some U.S. dollar denominated foreign securities. Foreign investing risk refers to the risk that the value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

INVESTMENT ADVISER: UBS Global Asset Management (US) Inc.

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                                  APPENDIX IV
                  PROJECTED SCHEDULE OF ING GET FUND OFFERINGS
------------------------------------------------------------------

                                            OFFERING DATES       GUARANTEE DATES
                                          -------------------  -------------------
GET R SERIES............................  03/15/02 - 06/13/02  06/14/02 - 06/15/07
GET S SERIES............................  06/14/02 - 09/11/02  09/12/02 - 09/14/07
GET T SERIES............................  09/12/02 - 12/11/02  12/12/02 - 12/14/07
GET U SERIES............................  12/12/02 - 03/12/03  03/13/03 - 03/14/08
GET V SERIES............................  03/13/03 - 06/12/03  06/13/03 - 06/13/08

                                   APPENDIX V
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                          2001           2000           1999          1998
                                                          ----           ----           ----          ----
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                              $11.457        $11.632        $10.337       $9.555(1)
Value at end of period                                    $10.870        $11.457        $11.632      $10.337
Number of accumulation units outstanding at end of
 period                                                 1,075,274        788,863        417,961        5,235
ING VP BOND PORTFOLIO
Value at beginning of period                              $11.018        $10.145        $10.319      $10.157(2)
Value at end of period                                    $11.867        $11.018        $10.145      $10.319
Number of accumulation units outstanding at end of
 period                                                 1,338,812        722,145        708,744       16,582
ING VP GROWTH PORTFOLIO
Value at beginning of period                              $12.229        $14.022        $10.489       $8.387(2)
Value at end of period                                     $8.834        $12.229        $14.022      $10.489
Number of accumulation units outstanding at end of
 period                                                   962,023      1,034,464        453,570        8,460
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                              $10.140        $11.498         $9.886       $7.862(2)
Value at end of period                                     $8.195        $10.140        $11.498       $9.886
Number of accumulation units outstanding at end of
 period                                                 1,650,395      1,630,201      1,093,630      125,488
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                              $11.839        $13.193        $10.716       $8.469(2)
Value at end of period                                    $10.129        $11.839        $13.193      $10.716
Number of accumulation units outstanding at end of
 period                                                 4,201,884      4,191,119      2,135,759       31,054
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                              $10.824        $13.715         $9.149       $8.583(1)
Value at end of period                                     $8.160        $10.824        $13.715       $9.149
Number of accumulation units outstanding at end of
 period                                                   304,009        274,728         75,017          587
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                              $11.186        $10.615        $10.199      $10.122(2)
Value at end of period                                    $11.515        $11.186        $10.615      $10.199
Number of accumulation units outstanding at end of
 period                                                 3,693,592      2,214,734      2,174,383      103,626
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                              $12.820        $12.128         $9.357       $8.799(1)
Value at end of period                                    $13.205        $12.820        $12.128       $9.357
Number of accumulation units outstanding at end of
 period                                                   886,919        578,289        163,679       13,538
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                               $5.842         $9.999(1)
Value at end of period                                     $4.458         $5.842
Number of accumulation units outstanding at end of
 period                                                   572,939        367,378
ING VP GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period                               $9.367(1)
Value at end of period                                     $7.998
Number of accumulation units outstanding at end of
 period                                                     6,966
ING VP MAGNACAP PORTFOLIO
Value at beginning of period                               $9.602(2)
Value at end of period                                     $9.335
Number of accumulation units outstanding at end of
 period                                                    28,149
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                              $10.181(3)
Value at end of period                                     $8.476
Number of accumulation units outstanding at end of
 period                                                    31,788
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                              $10.065(3)
Value at end of period                                     $8.497
Number of accumulation units outstanding at end of
 period                                                    73,607
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                              $12.951        $14.675        $10.245       $7.522(2)
Value at end of period                                     $9.841        $12.951        $14.675      $10.245
Number of accumulation units outstanding at end of
 period                                                   613,912        552,619        190,831       10,913
AIM V.I. GOVERNMENT SECURITIES FUND
Value at beginning of period                              $10.800        $10.488(2)
Value at end of period                                    $11.383        $10.800
Number of accumulation units outstanding at end of
 period                                                   178,808          8,235

------------------------------------------------------------------

                                                          2001           2000           1999          1998
                                                          ----           ----           ----          ----
AIM V.I. GROWTH FUND
Value at beginning of period                              $11.371        $14.438        $10.779       $7.856(2)
Value at end of period                                     $7.446        $11.371        $14.438      $10.779
Number of accumulation units outstanding at end of
 period                                                   964,134        935,078        300,327       11,163
AIM V.I. CORE EQUITY FUND
Value at beginning of period                              $12.001        $14.179        $10.663       $7.948(2)
Value at end of period                                     $9.172        $12.001        $14.179      $10.663
Number of accumulation units outstanding at end of
 period                                                 1,160,320      1,098,096        370,289        3,666
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                              $11.548        $13.659        $10.616       $7.820(2)
Value at end of period                                    $10.001        $11.548        $13.659      $10.616
Number of accumulation units outstanding at end of
 period                                                 1,985,504      1,793,243        895,401       27,668
ALLIANCE GROWTH AND INCOME PORTFOLIO
Value at beginning of period                              $10.129         $9.778(3)
Value at end of period                                    $10.068        $10.129
Number of accumulation units outstanding at end of
 period                                                   713,345         29,928
ALLIANCE PREMIER GROWTH PORTFOLIO
Value at beginning of period                               $7.620         $9.283(3)
Value at end of period                                     $6.249         $7.620
Number of accumulation units outstanding at end of
 period                                                   378,917         83,126
ALLIANCE QUASAR PORTFOLIO
Value at beginning of period                               $9.511        $10.602(4)
Value at end of period                                     $8.218         $9.511
Number of accumulation units outstanding at end of
 period                                                    23,023          1,070
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period                              $11.210        $10.438         $9.911       $8.459(2)
Value at end of period                                    $10.553        $11.210        $10.438       $9.911
Number of accumulation units outstanding at end of
 period                                                 1,805,355      1,176,439        735,175       48,260
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                              $11.154        $12.649        $10.265(1)
Value at end of period                                     $9.097        $11.154        $12.649
Number of accumulation units outstanding at end of
 period                                                 1,711,082      1,214,067         84,394
FIDELITY-REGISTERED TRADEMARK- VIP HIGH INCOME
PORTFOLIO
Value at beginning of period                               $7.362         $9.586         $8.949       $8.626(1)
Value at end of period                                     $6.436         $7.362         $9.586       $8.949
Number of accumulation units outstanding at end of
 period                                                   941,816        887,740        590,621       40,909
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                              $11.993        $12.966        $10.535       $8.083(2)
Value at end of period                                    $10.424        $11.993        $12.966      $10.535
Number of accumulation units outstanding at end of
 period                                                 2,109,547      1,991,818      1,126,347       42,196
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                              $16.650        $24.654        $11.042       $7.183(2)
Value at end of period                                     $9.985        $16.650        $24.654      $11.042
Number of accumulation units outstanding at end of
 period                                                 2,548,970      2,655,062      1,018,787       18,318
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                              $13.308        $13.742        $10.945       $9.175(2)
Value at end of period                                    $12.560        $13.308        $13.742      $10.945
Number of accumulation units outstanding at end of
 period                                                 3,515,601      3,217,068      1,721,022      114,603
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                              $13.203        $15.599        $10.938       $7.907(2)
Value at end of period                                     $9.842        $13.203        $15.599      $10.938
Number of accumulation units outstanding at end of
 period                                                 2,954,711      3,180,106      1,611,327      138,459
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                              $13.030        $15.599         $9.576       $7.245(2)
Value at end of period                                    $10.010        $13.030        $15.599       $9.576
Number of accumulation units outstanding at end of
 period                                                 4,534,179      4,326,254      1,828,183       63,712
JENNISON PORTFOLIO
Value at beginning of period                               $9.126(1)
Value at end of period                                     $8.903
Number of accumulation units outstanding at end of
 period                                                    16,482
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Value at beginning of period                              $11.934        $10.385        $10.171       $9.712(1)
Value at end of period                                    $11.850        $11.934        $10.385      $10.171
Number of accumulation units outstanding at end of
 period                                                 1,083,172        485,471        321,447       11,625
UBS SERIES TRUST - TACTICAL ALLOCATION PORTFOLIO
Value at beginning of period                              $10.326        $10.651         $9.451(2)
Value at end of period                                     $8.944        $10.326        $10.651
Number of accumulation units outstanding at end of
 period                                                   229,676        187,906        101,508
OPPENHEIMER AGGRESSIVE GROWTH FUND / VA
Value at beginning of period                              $14.970        $17.027         $9.362       $7.289(2)
Value at end of period                                    $10.191        $14.970        $17.027       $9.362
Number of accumulation units outstanding at end of
 period                                                   733,701        614,552        102,852          730
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND / VA
Value at beginning of period                               $9.891        $10.946         $9.080       $6.913(2)
Value at end of period                                     $8.801         $9.891        $10.946       $9.080
Number of accumulation units outstanding at end of
 period                                                   872,461        768,952        341,458       27,241

------------------------------------------------------------------

                                                          2001           2000           1999          1998
                                                          ----           ----           ----          ----
OPPENHEIMER STRATEGIC BOND FUND / VA
Value at beginning of period                              $10.171        $10.005         $9.823       $9.550(1)
Value at end of period                                    $10.562        $10.171        $10.005       $9.823
Number of accumulation units outstanding at end of
 period                                                   554,902        410,623        247,095       21,480
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                              $14.030        $15.023        $10.193       $9.507(1)
Value at end of period                                    $10.456        $14.030        $15.023      $10.193
Number of accumulation units outstanding at end of
 period                                                   863,568        643,763        207,410       10,086
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                              $10.933        $15.499        $10.371       $7.999(2)
Value at end of period                                     $8.099        $10.933        $15.499      $10.371
Number of accumulation units outstanding at end of
 period                                                   853,538        844,849        360,244       11,391
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                              $11.755        $12.424        $10.113       $8.805(1)
Value at end of period                                     $9.211        $11.755        $12.424      $10.113
Number of accumulation units outstanding at end of
 period                                                   416,034        383,389        208,889        4,604
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                              $11.557        $14.511         $9.248       $8.553(1)
Value at end of period                                     $8.364        $11.557        $14.511       $9.248
Number of accumulation units outstanding at end of
 period                                                   856,532        695,491        292,270       46,182

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during June 2001.
(2)  Funds were first received in this option during May 2001.
(3) Funds were first received in this option during April 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
(2)  Funds were first received in this option during September 2000.
(3)  Funds were first received in this option during August 2000.
(4) Funds were first received in this option during October 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during September 1999.
(2) Funds were first received in this option during May 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during November 1998.
(2)  Funds were first received in this option during October 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE II
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                          2001           2000           1999          1998
                                                          ----           ----           ----          ----
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                              $11.372        $11.581        $10.323       $9.276(1)
Value at end of period                                    $10.757        $11.372        $11.581      $10.323
Number of accumulation units outstanding at end of
 period                                                   759,422        741,768        403,187       17,681
ING VP BOND PORTFOLIO
Value at beginning of period                              $10.937        $10.101        $10.305      $10.119(2)
Value at end of period                                    $11.743        $10.937        $10.101      $10.305
Number of accumulation units outstanding at end of
 period                                                 1,394,133      1,025,035        806,343       30,949
ING VP GROWTH PORTFOLIO
Value at beginning of period                              $12.139        $13.961        $10.475       $8.359(2)
Value at end of period                                     $8.742        $12.139        $13.961      $10.475
Number of accumulation units outstanding at end of
 period                                                   822,257        901,462        536,727        8,297
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                              $10.065        $11.447         $9.872       $7.672(2)
Value at end of period                                     $8.110        $10.065        $11.447       $9.872
Number of accumulation units outstanding at end of
 period                                                 1,759,669      1,840,246      1,317,642       55,707
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                              $11.752        $13.136        $10.702       $8.964(1)
Value at end of period                                    $10.024        $11.752        $13.136      $10.702
Number of accumulation units outstanding at end of
 period                                                 3,558,547      3,665,275      2,394,661       94,255
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                              $10.744        $13.655         $9.137       $8.497(3)
Value at end of period                                     $8.075        $10.744        $13.655       $9.137
Number of accumulation units outstanding at end of
 period                                                   191,553        211,631         79,291        4,529
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                              $11.103        $10.569        $10.186      $10.086(1)
Value at end of period                                    $11.396        $11.103        $10.569      $10.186
Number of accumulation units outstanding at end of
 period                                                 2,794,371      1,993,511      1,313,322       44,014
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                              $12.726        $12.074         $9.345       $7.219(2)
Value at end of period                                    $13.068        $12.726        $12.074       $9.345
Number of accumulation units outstanding at end of
 period                                                   558,858        419,834        114,138        7,787
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                               $5.830         $9.999(1)
Value at end of period                                     $4.435         $5.830
Number of accumulation units outstanding at end of
 period                                                   433,715        223,693
ING VP GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period                              $10.031(1)
Value at end of period                                     $7.981
Number of accumulation units outstanding at end of
 period                                                     3,705
ING VP MAGNACAP PORTFOLIO
Value at beginning of period                               $9.567(1)
Value at end of period                                     $9.316
Number of accumulation units outstanding at end of
 period                                                     6,683
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                              $10.125(2)
Value at end of period                                     $8.458
Number of accumulation units outstanding at end of
 period                                                    27,540
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                              $10.064(2)
Value at end of period                                     $8.479
Number of accumulation units outstanding at end of
 period                                                    37,135
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                              $12.855        $14.611        $10.231       $7.914(2)
Value at end of period                                     $9.738        $12.855        $14.611      $10.231
Number of accumulation units outstanding at end of
 period                                                   752,138        701,844        317,266       17,420
AIM V.I. GOVERNMENT SECURITIES FUND
Value at beginning of period                              $10.843(3)
Value at end of period                                    $11.325
Number of accumulation units outstanding at end of
 period                                                   245,192

------------------------------------------------------------------

                                                          2001           2000           1999          1998
                                                          ----           ----           ----          ----
AIM V.I. GROWTH FUND
Value at beginning of period                              $11.288        $14.375        $10.764       $8.120(2)
Value at end of period                                     $7.369        $11.288        $14.375      $10.764
Number of accumulation units outstanding at end of
 period                                                 1,455,036      1,389,231        722,832       14,904
AIM V.I. CORE EQUITY FUND
Value at beginning of period                              $11.912        $14.117        $10.649       $8.179(2)
Value at end of period                                     $9.076        $11.912        $14.117      $10.649
Number of accumulation units outstanding at end of
 period                                                 1,890,198      1,809,797        938,411        9,968
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                              $11.463        $13.599        $10.601       $8.093(2)
Value at end of period                                     $9.897        $11.463        $13.599      $10.601
Number of accumulation units outstanding at end of
 period                                                 3,031,052      2,930,390      1,538,846       29,486
ALLIANCE GROWTH AND INCOME PORTFOLIO
Value at beginning of period                              $10.108         $9.765(2)
Value at end of period                                    $10.017        $10.108
Number of accumulation units outstanding at end of
 period                                                   929,829         16,099
ALLIANCE PREMIER GROWTH PORTFOLIO
Value at beginning of period                               $7.605         $9.083(3)
Value at end of period                                     $6.217         $7.605
Number of accumulation units outstanding at end of
 period                                                   313,435         76,848
ALLIANCE QUASAR PORTFOLIO
Value at beginning of period                               $9.491        $10.504(4)
Value at end of period                                     $8.177         $9.491
Number of accumulation units outstanding at end of
 period                                                    36,073            431
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period                              $11.127        $10.392         $9.897       $8.314(2)
Value at end of period                                    $10.443        $11.127        $10.392       $9.897
Number of accumulation units outstanding at end of
 period                                                 2,332,214      2,028,220      1,507,320       59,609
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                              $11.102        $12.628        $10.231(1)
Value at end of period                                     $9.027        $11.102        $12.628
Number of accumulation units outstanding at end of
 period                                                 1,544,437      1,209,832        124,948
FIDELITY-REGISTERED TRADEMARK- VIP HIGH INCOME
PORTFOLIO
Value at beginning of period                               $7.307         $9.544         $8.936       $8.411(3)
Value at end of period                                     $6.369         $7.307         $9.544       $8.936
Number of accumulation units outstanding at end of
 period                                                 1,005,301        990,111        712,099       19,661
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                              $11.904        $12.909        $10.521       $8.746(1)
Value at end of period                                    $10.315        $11.904        $12.909      $10.521
Number of accumulation units outstanding at end of
 period                                                 2,524,943      2,706,891      1,682,680       29,543
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                              $16.527        $24.546        $11.027       $6.858(2)
Value at end of period                                     $9.881        $16.527        $24.546      $11.027
Number of accumulation units outstanding at end of
 period                                                 2,197,460      2,338,682        994,780       21,356
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                              $13.210        $13.681        $10.930       $8.301(2)
Value at end of period                                    $12.430        $13.210        $13.681      $10.930
Number of accumulation units outstanding at end of
 period                                                 4,073,988      3,812,377      2,130,090       27,397
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                              $13.106        $15.531        $10.923       $7.596(2)
Value at end of period                                     $9.740        $13.106        $15.531      $10.923
Number of accumulation units outstanding at end of
 period                                                 3,897,751      4,430,382      2,407,010       35,759
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                              $12.934        $15.531         $9.563       $8.027(1)
Value at end of period                                     $9.906        $12.934        $15.531       $9.563
Number of accumulation units outstanding at end of
 period                                                 4,448,459      4,782,841      2,118,680       39,602
JENNISON PORTFOLIO
Value at beginning of period                               $9.208(4)
Value at end of period                                     $8.884
Number of accumulation units outstanding at end of
 period                                                    24,556
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Value at beginning of period                              $11.846        $10.339        $10.157       $9.772(3)
Value at end of period                                    $11.726        $11.846        $10.339      $10.157
Number of accumulation units outstanding at end of
 period                                                 1,711,650      1,107,868        675,246       12,838
UBS SERIES TRUST - TACTICAL ALLOCATION PORTFOLIO
Value at beginning of period                              $10.273        $10.629         $9.852(2)
Value at end of period                                     $8.871        $10.273        $10.629
Number of accumulation units outstanding at end of
 period                                                 1,022,443        917,170        541,487
OPPENHEIMER AGGRESSIVE GROWTH FUND / VA
Value at beginning of period                              $14.860        $16.952         $9.350       $6.300(2)
Value at end of period                                    $10.085        $14.860        $16.952       $9.350
Number of accumulation units outstanding at end of
 period                                                   774,543        677,022        139,615       12,609
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND / VA
Value at beginning of period                               $9.818        $10.898         $9.067       $6.647(2)
Value at end of period                                     $8.710         $9.818        $10.898       $9.067
Number of accumulation units outstanding at end of
 period                                                 1,636,809      1,516,368        737,210       41,656

------------------------------------------------------------------

                                                          2001           2000           1999          1998
                                                          ----           ----           ----          ----
OPPENHEIMER STRATEGIC BOND FUND / VA
Value at beginning of period                              $10.096         $9.961         $9.810       $9.566(2)
Value at end of period                                    $10.453        $10.096         $9.961       $9.810
Number of accumulation units outstanding at end of
 period                                                   574,226        497,551        321,797       13,169
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                               $9.347(5)
Value at end of period                                     $7.521
Number of accumulation units outstanding at end of
 period                                                       260
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                              $13.926        $14.957        $10.180       $9.302(3)
Value at end of period                                    $10.347        $13.926        $14.957      $10.180
Number of accumulation units outstanding at end of
 period                                                   911,394        845,124        361,089        9,561
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                              $10.853        $15.431        $10.357       $6.702(2)
Value at end of period                                     $8.015        $10.853        $15.431      $10.357
Number of accumulation units outstanding at end of
 period                                                 1,011,359      1,063,458        421,059       13,509
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                              $11.668        $12.370        $10.099       $9.089(3)
Value at end of period                                     $9.115        $11.668        $12.370      $10.099
Number of accumulation units outstanding at end of
 period                                                   766,265        740,495        434,221       36,363
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                              $11.472        $14.448         $9.236       $8.395(2)
Value at end of period                                     $8.277        $11.472        $14.448       $9.236
Number of accumulation units outstanding at end of
 period                                                   529,984        453,858        180,822       25,860

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during May 2001.
(2)  Funds were first received in this option during April 2001.
(3)  Funds were first received in this option during January 2001.
(4)  Funds were first received in this option during June 2001.
(5) Funds were first received in this option during July 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
(2)  Funds were first received in this option during September 2000.
(3)  Funds were first received in this option during August 2000.
(4) Funds were first received in this option during October 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during September 1999.
(2) Funds were first received in this option during May 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during September 1998.
(2)  Funds were first received in this option during October 1998.
(3)  Funds were first received in this option during November 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE III
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                          2001           2000          1999         1998
                                                          ----           ----          ----         ----
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                              $11.330        $11.555      $10.316       $9.581(1)
Value at end of period                                    $10.701        $11.330      $11.555      $10.316
Number of accumulation units outstanding at end of
 period                                                   390,130        383,215      237,246        9,447
ING VP BOND PORTFOLIO
Value at beginning of period                              $10.896        $10.078      $10.298      $10.188(1)
Value at end of period                                    $11.682        $10.896      $10.078      $10.298
Number of accumulation units outstanding at end of
 period                                                   504,706        402,297      300,240        3,930
ING VP GROWTH PORTFOLIO
Value at beginning of period                              $12.094        $13.930      $10.468       $8.899(1)
Value at end of period                                     $8.697        $12.094      $13.930      $10.468
Number of accumulation units outstanding at end of
 period                                                   179,315        205,559      114,036        2,298
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                              $10.028        $11.422       $9.866       $8.961(1)
Value at end of period                                     $8.067        $10.028      $11.422       $9.866
Number of accumulation units outstanding at end of
 period                                                   598,188        609,964      407,605       47,020
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                              $11.709        $13.107      $10.694       $9.134(2)
Value at end of period                                     $9.971        $11.709      $13.107      $10.694
Number of accumulation units outstanding at end of
 period                                                 1,515,400      1,645,365      926,393        4,957
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                              $10.704        $13.625       $9.131       $8.663(3)
Value at end of period                                     $8.033        $10.704      $13.625       $9.131
Number of accumulation units outstanding at end of
 period                                                    79,279         82,568       28,091          718
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                              $11.062        $10.546      $10.179      $10.120(1)
Value at end of period                                    $11.336        $11.062      $10.546      $10.179
Number of accumulation units outstanding at end of
 period                                                 1,293,086        818,340      707,569       47,079
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                              $12.679        $12.048       $9.338       $8.739(3)
Value at end of period                                    $13.000        $12.679      $12.048       $9.338
Number of accumulation units outstanding at end of
 period                                                   165,137        119,263       39,754          396
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                               $5.824         $8.693(1)
Value at end of period                                     $4.424         $5.824
Number of accumulation units outstanding at end of
 period                                                    79,126         74,724
ING VP GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period                              $10.086(1)
Value at end of period                                     $7.973
Number of accumulation units outstanding at end of
 period                                                     2,168
ING VP MAGNACAP PORTFOLIO
Value at beginning of period                               $9.624(2)
Value at end of period                                     $9.306
Number of accumulation units outstanding at end of
 period                                                       701
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                               $9.402(2)
Value at end of period                                     $8.449
Number of accumulation units outstanding at end of
 period                                                    14,864
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                              $11.291(1)
Value at end of period                                     $8.470
Number of accumulation units outstanding at end of
 period                                                    14,405
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                              $12.808        $14.579      $10.224       $9.078(1)
Value at end of period                                     $9.687        $12.808      $14.579      $10.224
Number of accumulation units outstanding at end of
 period                                                   424,755        392,207      156,884          857
AIM V.I. GOVERNMENT SECURITIES FUND
Value at beginning of period                              $10.767        $10.743(2)
Value at end of period                                    $11.296        $10.767
Number of accumulation units outstanding at end of
 period                                                    86,120         10,553

------------------------------------------------------------------

                                                          2001           2000          1999         1998
                                                          ----           ----          ----         ----
AIM V.I. GROWTH FUND
Value at beginning of period                              $11.246        $14.343      $10.757       $9.702(3)
Value at end of period                                     $7.330        $11.246      $14.343      $10.757
Number of accumulation units outstanding at end of
 period                                                   500,453        539,472      228,578        1,498
AIM V.I. CORE EQUITY FUND
Value at beginning of period                              $11.868        $14.086      $10.641       $8.830(2)
Value at end of period                                     $9.029        $11.868      $14.086      $10.641
Number of accumulation units outstanding at end of
 period                                                   607,793        628,311      259,387        7,172
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                              $11.420        $13.569      $10.594       $9.664(3)
Value at end of period                                     $9.845        $11.420      $13.569      $10.594
Number of accumulation units outstanding at end of
 period                                                 1,050,807      1,085,664      492,467        9,219
ALLIANCE GROWTH AND INCOME PORTFOLIO
Value at beginning of period                              $10.098         $9.310(3)
Value at end of period                                     $9.991        $10.098
Number of accumulation units outstanding at end of
 period                                                   341,168          4,460
ALLIANCE PREMIER GROWTH PORTFOLIO
Value at beginning of period                               $7.597         $7.918(3)
Value at end of period                                     $6.201         $7.597
Number of accumulation units outstanding at end of
 period                                                    85,676         23,775
ALLIANCE QUASAR PORTFOLIO
Value at beginning of period                               $9.482         $8.851(4)
Value at end of period                                     $8.156         $9.482
Number of accumulation units outstanding at end of
 period                                                     8,785            296
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period                              $11.086        $10.369       $9.891       $9.412(3)
Value at end of period                                    $10.388        $11.086      $10.369       $9.891
Number of accumulation units outstanding at end of
 period                                                   681,661        597,258      471,012        9,907
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                              $11.076        $12.618      $10.793(1)
Value at end of period                                     $8.993        $11.076      $12.618
Number of accumulation units outstanding at end of
 period                                                   556,572        444,916       35,352
FIDELITY-REGISTERED TRADEMARK- VIP HIGH INCOME
PORTFOLIO
Value at beginning of period                               $7.280         $9.523       $8.930       $8.987(3)
Value at end of period                                     $6.336         $7.280       $9.523       $8.930
Number of accumulation units outstanding at end of
 period                                                   442,314        460,731      244,927       48,476
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                              $11.860        $12.881      $10.514       $8.946(1)
Value at end of period                                    $10.262        $11.860      $12.881      $10.514
Number of accumulation units outstanding at end of
 period                                                 1,021,502      1,105,565      604,942        3,861
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                              $16.466        $24.492      $11.020       $9.497(3)
Value at end of period                                     $9.829        $16.466      $24.492      $11.020
Number of accumulation units outstanding at end of
 period                                                   849,468        933,621      368,330          944
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                              $13.161        $13.651      $10.923       $9.275(4)
Value at end of period                                    $12.365        $13.161      $13.651      $10.923
Number of accumulation units outstanding at end of
 period                                                 1,450,692      1,480,174      778,170        9,108
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                              $13.057        $15.497      $10.915       $9.157(1)
Value at end of period                                     $9.689        $13.057      $15.497      $10.915
Number of accumulation units outstanding at end of
 period                                                 1,297,820      1,465,080      647,596        6,648
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                              $12.886        $15.497       $9.557       $8.519(1)
Value at end of period                                     $9.854        $12.886      $15.497       $9.557
Number of accumulation units outstanding at end of
 period                                                 1,330,767      1,437,826      583,969        7,974
JENNISON PORTFOLIO
Value at beginning of period                               $9.047(3)
Value at end of period                                     $8.875
Number of accumulation units outstanding at end of
 period                                                     7,748
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Value at beginning of period                              $11.803        $10.317      $10.150       $9.737(1)
Value at end of period                                    $11.665        $11.803      $10.317      $10.150
Number of accumulation units outstanding at end of
 period                                                   515,486        359,846      307,463       27,534
UBS SERIES TRUST - TACTICAL ALLOCATION PORTFOLIO
Value at beginning of period                              $10.247        $10.618       $9.567(2)
Value at end of period                                     $8.835        $10.247      $10.618
Number of accumulation units outstanding at nd of
 period                                                   100,437        $93,298       49,695
OPPENHEIMER AGGRESSIVE GROWTH FUND / VA
Value at beginning of period                              $14.805        $16.915       $9.343       $8.309(3)
Value at end of period                                    $10.032        $14.805      $16.915       $9.343
Number of accumulation units outstanding at end of
 period                                                   257,900        262,829       58,765          407
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND / VA
Value at beginning of period                               $9.782        $10.874       $9.061       $8.449(1)
Value at end of period                                     $8.664         $9.782      $10.874       $9.061
Number of accumulation units outstanding at end of
 period                                                   542,225        527,870      255,253        1,468

------------------------------------------------------------------

                                                          2001           2000          1999         1998
                                                          ----           ----          ----         ----
OPPENHEIMER STRATEGIC BOND FUND / VA
Value at beginning of period                              $10.059         $9.939       $9.803       $9.768(3)
Value at end of period                                    $10.398        $10.059       $9.939       $9.803
Number of accumulation units outstanding at end of
 period                                                   190,058        151,921      118,824           10
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                              $13.875        $14.924      $10.173       $9.421(3)
Value at end of period                                    $10.293        $13.875      $14.924      $10.173
Number of accumulation units outstanding at end of
 period                                                   268,472        258,457       99,417          161
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                              $10.812        $15.397      $10.350       $8.599(1)
Value at end of period                                     $7.973        $10.812      $15.397      $10.350
Number of accumulation units outstanding at end of
 period                                                   336,248        337,201      173,671       12,479
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                              $11.625        $12.343      $10.092       $8.886(1)
Value at end of period                                     $9.068        $11.625      $12.343      $10.092
Number of accumulation units outstanding at end of
 period                                                   239,620        281,914      145,910        6,259
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                              $11.430        $14.416       $9.229       $8.841(1)
Value at end of period                                     $8.234        $11.430      $14.416       $9.229
Number of accumulation units outstanding at end of
 period                                                   415,390        360,841      122,089        2,368

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during April 2001.
(2)  Funds were first received in this option during May 2001.
(3) Funds were first received in this option during June 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
(2)  Funds were first received in this option during November 2000.
(3)  Funds were first received in this option during September 2000.
(4) Funds were first received in this option during October 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during October 1999.
(2) Funds were first received in this option during June 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during November 1998.
(2)  Funds were first received in this option during October 1998.
(3)  Funds were first received in this option during December 1998.
(4)  Funds were first received in this option during September 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE IV
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED
DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                         2001         2000
                                                         ----         ----
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                             $9.532       $9.867(1)
Value at end of period                                   $8.998       $9.532
Number of accumulation units outstanding at end of
 period                                                 255,686       50,040
ING VP BOND PORTFOLIO
Value at beginning of period                            $10.472      $10.042(1)
Value at end of period                                  $11.222      $10.472
Number of accumulation units outstanding at end of
 period                                                 358,474       26,415
ING VP GROWTH PORTFOLIO
Value at beginning of period                             $8.027       $9.187(1)
Value at end of period                                   $5.769       $8.027
Number of accumulation units outstanding at end of
 period                                                 144,533       44,666
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                             $8.973       $9.481(1)
Value at end of period                                   $7.215       $8.973
Number of accumulation units outstanding at end of
 period                                                 229,035       37,513
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                             $9.002       $9.846(1)
Value at end of period                                   $7.662       $9.002
Number of accumulation units outstanding at end of
 period                                                 649,181       90,026
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                             $8.741       $9.183(1)
Value at end of period                                   $6.557       $8.741
Number of accumulation units outstanding at end of
 period                                                  77,492       27,898
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                            $10.143      $10.044(1)
Value at end of period                                  $10.389      $10.143
Number of accumulation units outstanding at end of
 period                                                 825,726      101,038
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                             $9.234       $8.762(1)
Value at end of period                                   $9.463       $9.234
Number of accumulation units outstanding at end of
 period                                                 272,628       19,542
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                             $6.088       $9.288(1)
Value at end of period                                   $4.622       $6.088
Number of accumulation units outstanding at end of
 period                                                 115,833       27,854
ING VP GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period                             $8.467(1)
Value at end of period                                   $7.970
Number of accumulation units outstanding at end of
 period                                                   3,467
ING VP MAGNACAP PORTFOLIO
Value at beginning of period                             $9.883(2)
Value at end of period                                   $9.303
Number of accumulation units outstanding at end of
 period                                                   7,867
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                            $10.001(2)
Value at end of period                                   $8.447
Number of accumulation units outstanding at end of
 period                                                  13,287
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                            $10.136(2)
Value at end of period                                   $8.467
Number of accumulation units outstanding at end of
 period                                                  18,432
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                             $7.678       $9.935(2)
Value at end of period                                   $5.805       $7.678
Number of accumulation units outstanding at end of
 period                                                 228,066      100,309
AIM V.I. GOVERNMENT SECURITIES FUND
Value at beginning of period                            $10.392      $10.090(3)
Value at end of period                                  $10.897      $10.392
Number of accumulation units outstanding at end of
 period                                                 184,082          918

------------------------------------------------------------------

                                                         2001         2000
                                                         ----         ----
AIM V.I. GROWTH FUND
Value at beginning of period                             $7.611       $9.945(2)
Value at end of period                                   $4.958       $7.611
Number of accumulation units outstanding at end of
 period                                                 256,729      121,073
AIM V.I. CORE EQUITY FUND
Value at beginning of period                             $8.214       $9.846(1)
Value at end of period                                   $6.246       $8.214
Number of accumulation units outstanding at end of
 period                                                 248,334       61,552
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                             $8.804       $9.590(1)
Value at end of period                                   $7.585       $8.804
Number of accumulation units outstanding at end of
 period                                                 371,813       83,391
ALLIANCE GROWTH AND INCOME PORTFOLIO
Value at beginning of period                            $10.387       $9.984(1)
Value at end of period                                  $10.272      $10.387
Number of accumulation units outstanding at end of
 period                                                 433,113       20,209
ALLIANCE PREMIER GROWTH PORTFOLIO
Value at beginning of period                             $8.198       $9.505(1)
Value at end of period                                   $6.688       $8.198
Number of accumulation units outstanding at end of
 period                                                 174,117       38,184
ALLIANCE QUASAR PORTFOLIO
Value at beginning of period                             $8.589       $9.718(1)
Value at end of period                                   $7.384       $8.589
Number of accumulation units outstanding at end of
 period                                                  16,639          963
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period                            $10.654      $10.343(1)
Value at end of period                                   $9.978      $10.654
Number of accumulation units outstanding at end of
 period                                                 402,042       19,341
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                             $8.554       $9.783(2)
Value at end of period                                   $6.941       $8.554
Number of accumulation units outstanding at end of
 period                                                 646,257      131,209
FIDELITY-REGISTERED TRADEMARK- VIP HIGH INCOME
PORTFOLIO
Value at beginning of period                             $8.470       $9.860(1)
Value at end of period                                   $7.367       $8.470
Number of accumulation units outstanding at end of
 period                                                 110,266       13,910
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                             $9.440      $10.000(2)
Value at end of period                                   $8.163       $9.440
Number of accumulation units outstanding at end of
 period                                                 229,470       56,160
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                             $6.975      $10.000(2)
Value at end of period                                   $4.161       $6.975
Number of accumulation units outstanding at end of
 period                                                 600,078      131,436
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                             $9.746       $9.982(2)
Value at end of period                                   $9.152       $9.746
Number of accumulation units outstanding at end of
 period                                                 656,847      175,868
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                             $8.308      $10.000(2)
Value at end of period                                   $6.162       $8.308
Number of accumulation units outstanding at end of
 period                                                 388,433      139,032
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                             $8.570      $10.000(2)
Value at end of period                                   $6.550       $8.570
Number of accumulation units outstanding at end of
 period                                                 821,676      255,501
JENNISON PORTFOLIO
Value at beginning of period                             $8.978(3)
Value at end of period                                   $8.872
Number of accumulation units outstanding at end of
 period                                                  25,615
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Value at beginning of period                            $10.763      $10.244(1)
Value at end of period                                  $10.632      $10.763
Number of accumulation units outstanding at end of
 period                                                 560,757       23,734
UBS SERIES TRUST - TACTICAL ALLOCATION PORTFOLIO
Value at beginning of period                             $9.567       $9.565(3)
Value at end of period                                   $8.244       $9.567
Number of accumulation units outstanding at end of
 period                                                 149,872          200
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                             $6.828      $10.000(2)
Value at end of period                                   $4.625       $6.828
Number of accumulation units outstanding at end of
 period                                                 548,565      159,723
OPPENHEIMER MAIN STREET GROWTH &
INCOME FUND/VA
Value at beginning of period                             $8.838      $10.000(2)
Value at end of period                                   $7.824       $8.838
Number of accumulation units outstanding at end of
 period                                                 260,614       86,667

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------------------------------------------------------------------

                                                         2001         2000
                                                         ----         ----
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                             $9.939       $9.995(1)
Value at end of period                                  $10.269       $9.939
Number of accumulation units outstanding at end of
 period                                                 129,253       17,052
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                             $8.170(4)
Value at end of period                                   $7.510
Number of accumulation units outstanding at end of
 period                                                   6,249
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                             $8.801       $9.991(1)
Value at end of period                                   $6.526       $8.801
Number of accumulation units outstanding at end of
 period                                                 339,484       54,610
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                             $7.614       $8.529(1)
Value at end of period                                   $5.612       $7.614
Number of accumulation units outstanding at end of
 period                                                 140,983       24,330
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                             $8.726       $9.951(2)
Value at end of period                                   $6.803       $8.726
Number of accumulation units outstanding at end of
 period                                                 165,808       31,491
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                             $9.775       $9.570(1)
Value at end of period                                   $7.038       $9.775
Number of accumulation units outstanding at end of
 period                                                 227,334       29,924

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during July 2001.
(2)  Funds were first received in this option during April 2001.
(3)  Funds were first received in this option during June 2001.
(4) Funds were first received in this option during May 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during September 2000.
(2)  Funds were first received in this option during August 2000.
(3)  Funds were first received in this option during October 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE V
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.75%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED
DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                               2001         2000
                                               ----         ----
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                   $9.524      $10.000(1)
Value at end of period                         $8.963       $9.524
Number of accumulation units outstanding
 at end of period                             156,038       56,480
ING VP BOND PORTFOLIO
Value at beginning of period                  $10.463      $10.131(2)
Value at end of period                        $11.178      $10.463
Number of accumulation units outstanding
 at end of period                             174,378       24,878
ING VP GROWTH PORTFOLIO
Value at beginning of period                   $8.021       $9.727(1)
Value at end of period                         $5.747       $8.021
Number of accumulation units outstanding
 at end of period                             116,474       46,376
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                   $8.965      $10.000(1)
Value at end of period                         $7.187       $8.965
Number of accumulation units outstanding
 at end of period                             140,249       49,524
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                   $8.995      $10.000(3)
Value at end of period                         $7.633       $8.995
Number of accumulation units outstanding
 at end of period                             651,208      214,203
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                   $8.734      $10.038(4)
Value at end of period                         $6.531       $8.734
Number of accumulation units outstanding
 at end of period                              66,652       20,253
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                  $10.135      $10.015(4)
Value at end of period                        $10.348      $10.135
Number of accumulation units outstanding
 at end of period                             716,591       68,061
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                   $9.226      $10.169(1)
Value at end of period                         $9.426       $9.226
Number of accumulation units outstanding
 at end of period                             175,854       22,000
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                   $6.083       $9.300(1)
Value at end of period                         $4.604       $6.083
Number of accumulation units outstanding
 at end of period                             130,825       72,410
ING VP GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period                   $9.970(1)
Value at end of period                         $7.954
Number of accumulation units outstanding
 at end of period                               1,414
ING VP MAGNACAP PORTFOLIO
Value at beginning of period                   $9.284(2)
Value at end of period                         $9.284
Number of accumulation units outstanding
 at end of period                               2,777
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                   $9.630(3)
Value at end of period                         $8.429
Number of accumulation units outstanding
 at end of period                              14,483
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                   $9.638(3)
Value at end of period                         $8.450
Number of accumulation units outstanding
 at end of period                               4,949
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                   $7.672      $10.077(1)
Value at end of period                         $5.782       $7.672
Number of accumulation units outstanding
 at end of period                             261,736       88,286
AIM V.I. GOVERNMENT SECURITIES FUND
Value at beginning of period                  $10.384      $10.222(5)
Value at end of period                        $10.855      $10.384
Number of accumulation units outstanding
 at end of period                              72,882        5,029

------------------------------------------------------------------

                                               2001         2000
                                               ----         ----
AIM V.I. GROWTH FUND
Value at beginning of period                   $7.604      $10.000(1)
Value at end of period                         $4.929       $7.604
Number of accumulation units outstanding
 at end of period                             122,963       98,934
AIM V.I. CORE EQUITY FUND
Value at beginning of period                   $8.207      $10.000(1)
Value at end of period                         $6.222       $8.207
Number of accumulation units outstanding
 at end of period                             297,127      162,481
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                   $8.796       $9.667(4)
Value at end of period                         $7.556       $8.796
Number of accumulation units outstanding
 at end of period                             575,874      156,962
ALLIANCE GROWTH AND INCOME PORTFOLIO
Value at beginning of period                  $10.378      $10.240(1)
Value at end of period                        $10.232      $10.378
Number of accumulation units outstanding
 at end of period                             301,192       15,500
ALLIANCE PREMIER GROWTH PORTFOLIO
Value at beginning of period                   $8.191       $9.170(4)
Value at end of period                         $6.662       $8.191
Number of accumulation units outstanding
 at end of period                             298,931      113,044
ALLIANCE QUASAR PORTFOLIO
Value at beginning of period                   $8.582       $9.065(4)
Value at end of period                         $7.356       $8.582
Number of accumulation units outstanding
 at end of period                              25,884        5,820
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                  $10.645      $10.000(1)
Value at end of period                         $9.939      $10.645
Number of accumulation units outstanding
 at end of period                             376,901       17,998
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period                   $8.546       $9.790(1)
Value at end of period                         $6.914       $8.546
Number of accumulation units outstanding
 at end of period                             547,139      121,084
FIDELITY-REGISTERED TRADEMARK- VIP HIGH
INCOME PORTFOLIO
Value at beginning of period                   $8.463       $9.903(1)
Value at end of period                         $7.338       $8.463
Number of accumulation units outstanding
 at end of period                              78,147       13,207
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                   $9.432      $10.000(1)
Value at end of period                         $8.131       $9.432
Number of accumulation units outstanding
 at end of period                             255,868       58,407
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                   $6.969      $10.000(1)
Value at end of period                         $4.145       $6.969
Number of accumulation units outstanding
 at end of period                             470,611      127,628
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                   $9.738      $10.000(1)
Value at end of period                         $9.116       $9.738
Number of accumulation units outstanding
 at end of period                             483,591      180,750
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                   $8.301      $10.000(1)
Value at end of period                         $6.138       $8.301
Number of accumulation units outstanding
 at end of period                             478,007      198,258
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                   $8.563      $10.000(1)
Value at end of period                         $6.525       $8.563
Number of accumulation units outstanding
 at end of period                             883,452      276,998
JENNISON PORTFOLIO
Value at beginning of period                   $9.109(3)
Value at end of period                         $8.854
Number of accumulation units outstanding
 at end of period                               6,445
MFS-REGISTERED TRADEMARK- TOTAL RETURN
SERIES
Value at beginning of period                  $10.754      $10.243(4)
Value at end of period                        $10.591      $10.754
Number of accumulation units outstanding
 at end of period                             343,895       17,925
UBS SERIES TRUST - TACTICAL ALLOCATION
PORTFOLIO
Value at beginning of period                   $9.559       $9.954(2)
Value at end of period                         $8.212       $9.559
Number of accumulation units outstanding
 at end of period                              66,813        8,215
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                   $6.823      $10.000(1)
Value at end of period                         $4.607       $6.823
Number of accumulation units outstanding
 at end of period                             297,834      108,107
OPPENHEIMER MAIN STREET GROWTH &
INCOME FUND/VA
Value at beginning of period                   $8.831       $9.736(4)
Value at end of period                         $7.794       $8.831
Number of accumulation units outstanding
 at end of period                             249,385       72,969

------------------------------------------------------------------

                                               2001         2000
                                               ----         ----
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                   $9.931       $9.991(4)
Value at end of period                        $10.229       $9.931
Number of accumulation units outstanding
 at end of period                              72,122       16,124
SP JENNISON INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                   $8.295(3)
Value at end of period                         $7.495
Number of accumulation units outstanding
 at end of period                               1,176
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                   $8.794       $9.984(4)
Value at end of period                         $6.500       $8.794
Number of accumulation units outstanding
 at end of period                             287,459       59,096
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                   $7.608       $9.683(4)
Value at end of period                         $5.590       $7.608
Number of accumulation units outstanding
 at end of period                             184,512       23,377
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                   $8.719       $9.996(1)
Value at end of period                         $6.777       $8.719
Number of accumulation units outstanding
 at end of period                             131,798       26,544
ING SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                   $9.767      $10.111(4)
Value at end of period                         $7.011       $9.767
Number of accumulation units outstanding
 at end of period                              74,030       19,915

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during April 2001.
(2)  Funds were first received in this option during November 2001.
(3) Funds were first received in this option during June 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during August 2000.
(2)  Funds were first received in this option during October 2000.
(3)  Funds were first received in this option during December 2000.
(4)  Funds were first received in this option during September 2000.
(5)  Funds were first received in this option during November 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE VI
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED
DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                               2001         2000
                                               ----         ----
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                   $9.520       $9.924(1)
Value at end of period                         $8.945       $9.520
Number of accumulation units outstanding
 at end of period                              74,575       29,543
ING VP BOND PORTFOLIO
Value at beginning of period                  $10.459      $10.323(2)
Value at end of period                        $11.157      $10.459
Number of accumulation units outstanding
 at end of period                             134,013        2,717
ING VP GROWTH PORTFOLIO
Value at beginning of period                   $8.017       $9.280(1)
Value at end of period                         $5.736       $8.017
Number of accumulation units outstanding
 at end of period                              15,657        5,769
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                   $8.962       $9.312(1)
Value at end of period                         $7.173       $8.962
Number of accumulation units outstanding
 at end of period                              70,511        6,539
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                   $8.991      $10.031(3)
Value at end of period                         $7.618       $8.991
Number of accumulation units outstanding
 at end of period                             197,497       12,685
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                   $8.730       $9.317(1)
Value at end of period                         $6.518       $8.730
Number of accumulation units outstanding
 at end of period                               6,120          899
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                  $10.130      $10.014(1)
Value at end of period                        $10.328      $10.130
Number of accumulation units outstanding
 at end of period                             290,006       92,189
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                   $9.223       $9.222(4)
Value at end of period                         $9.408       $9.223
Number of accumulation units outstanding
 at end of period                              31,930        3,438
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                   $6.080       $8.131(1)
Value at end of period                         $4.595       $6.080
Number of accumulation units outstanding
 at end of period                              31,073       27,016
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                   $9.481(1)
Value at end of period                         $8.420
Number of accumulation units outstanding
 at end of period                                 288
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                  $10.175(2)
Value at end of period                         $8.441
Number of accumulation units outstanding
 at end of period                               2,354
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                   $7.669      $10.097(5)
Value at end of period                         $5.771       $7.669
Number of accumulation units outstanding
 at end of period                             177,076       98,266
AIM V.I. GOVERNMENT SECURITIES FUND
Value at beginning of period                  $10.379      $10.350(2)
Value at end of period                        $10.834      $10.379
Number of accumulation units outstanding
 at end of period                              52,316        2,947
AIM V.I. GROWTH FUND
Value at beginning of period                   $7.601      $10.032(5)
Value at end of period                         $4.939       $7.601
Number of accumulation units outstanding
 at end of period                             442,717       52,042
AIM V.I. CORE EQUITY FUND
Value at beginning of period                   $8.204       $9.845(1)
Value at end of period                         $6.210       $8.204
Number of accumulation units outstanding
 at end of period                             135,664       69,883

------------------------------------------------------------------

                                               2001         2000
                                               ----         ----
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                   $8.793      $10.009(5)
Value at end of period                         $7.541       $8.793
Number of accumulation units outstanding
 at end of period                             168,627       28,615
ALLIANCE GROWTH AND INCOME PORTFOLIO
Value at beginning of period                  $10.374      $10.145(2)
Value at end of period                        $10.212      $10.374
Number of accumulation units outstanding
 at end of period                              72,600        1,545
ALLIANCE PREMIER GROWTH PORTFOLIO
Value at beginning of period                   $8.188       $9.504(1)
Value at end of period                         $6.649       $8.188
Number of accumulation units outstanding
 at end of period                              79,454        6,109
ALLIANCE QUASAR PORTFOLIO
Value at beginning of period                   $8.579       $9.714(1)
Value at end of period                         $7.341       $8.579
Number of accumulation units outstanding
 at end of period                               5,613          835
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                  $10.640      $10.074(1)
Value at end of period                         $9.920      $10.640
Number of accumulation units outstanding
 at end of period                              61,951        7,261
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period                   $8.543       $9.018(1)
Value at end of period                         $6.900       $8.543
Number of accumulation units outstanding
 at end of period                             111,952       37,652
FIDELITY-REGISTERED TRADEMARK- VIP HIGH
INCOME PORTFOLIO
Value at beginning of period                   $8.459       $9.371(1)
Value at end of period                         $7.324       $8.459
Number of accumulation units outstanding
 at end of period                              45,717       12,250
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                   $9.428       $9.607(1)
Value at end of period                         $8.115       $9.428
Number of accumulation units outstanding
 at end of period                              68,936       10,423
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                   $6.966       $9.755(1)
Value at end of period                         $4.137       $6.966
Number of accumulation units outstanding
 at end of period                             273,183      131,360
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                   $9.734      $10.056(5)
Value at end of period                         $9.098       $9.734
Number of accumulation units outstanding
 at end of period                             159,510       49,506
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                   $8.298       $9.982(1)
Value at end of period                         $6.126       $8.298
Number of accumulation units outstanding
 at end of period                             140,973       83,221
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                   $8.559       $9.853(1)
Value at end of period                         $6.512       $8.559
Number of accumulation units outstanding
 at end of period                             210,061      113,875
JENNISON PORTFOLIO
Value at beginning of period                   $8.105(3)
Value at end of period                         $8.844
Number of accumulation units outstanding
 at end of period                                 629
MFS-REGISTERED TRADEMARK- TOTAL RETURN
SERIES
Value at beginning of period                  $10.749      $10.077(5)
Value at end of period                        $10.570      $10.749
Number of accumulation units outstanding
 at end of period                             152,627       15,277
UBS SERIES TRUST - TACTICAL ALLOCATION
PORTFOLIO
Value at beginning of period                   $9.555       $9.803(1)
Value at end of period                         $8.196       $9.555
Number of accumulation units outstanding
 at end of period                              65,708       11,556
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                   $6.820      $10.260(5)
Value at end of period                         $4.598       $6.820
Number of accumulation units outstanding
 at end of period                             361,045      318,940
OPPENHEIMER MAIN STREET GROWTH &
INCOME FUND/VA
Value at beginning of period                   $8.827       $9.168(1)
Value at end of period                         $7.779       $8.827
Number of accumulation units outstanding
 at end of period                              94,124       13,806
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                   $9.927       $9.822(4)
Value at end of period                        $10.209       $9.927
Number of accumulation units outstanding
 at end of period                              33,698        2,305
SP JENNISON INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                   $7.170(4)
Value at end of period                         $7.487
Number of accumulation units outstanding
 at end of period                                 213

------------------------------------------------------------------

                                               2001         2000
                                               ----         ----
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                   $8.790       $9.186(1)
Value at end of period                         $6.488       $8.790
Number of accumulation units outstanding
 at end of period                             126,421       94,883
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                   $7.605       $8.273(1)
Value at end of period                         $5.579       $7.605
Number of accumulation units outstanding
 at end of period                              74,707       22,160
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                   $8.715       $9.414(1)
Value at end of period                         $6.763       $8.715
Number of accumulation units outstanding
 at end of period                              51,496        2,326
ING SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                   $9.763       $9.724(1)
Value at end of period                         $6.997       $9.763
Number of accumulation units outstanding
 at end of period                              10,819        7,075

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during May 2001.
(2)  Funds were first received in this option during April 2001.
(3)  Funds were first received in this option during September 2001.
(4) Funds were first received in this option during June 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during September 2000.
(2)  Funds were first received in this option during November 2000.
(3)  Funds were first received in this option during December 2000.
(4)  Funds were first received in this option during October 2000.
(5)  Funds were first received in this option during August 2000.

                           VARIABLE ANNUITY ACCOUNT B

                                       OF


                     ING LIFE INSURANCE AND ANNUITY COMPANY

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

                              ING VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "separate account") dated May 1, 2002.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                             Customer Service Center
                               1475 Dunwoody Drive
                             West Chester, PA 19380
                                 1-800-366-0066


Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS



                                                                     Page

General Information and History                                        2
Variable Annuity Account B                                             2
Offering and Purchase of Contracts                                     3
Performance Data                                                       3
    General                                                            3
    Average Annual Total Return Quotations                             4
Income Phase Payments                                                  7
Sales Material and Advertising                                         8
Independent Auditors                                                   9
Financial Statements of the Separate Account                           S-1
Financial Statements of ING Life Insurance and Annuity
  Company and Subsidiaries                                             F-1

                         GENERAL INFORMATION AND HISTORY


ING Life Insurance and Annuity Company (the "Company", "we", "us", "our") issues the contract described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our assets include the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). We are engaged in the business of issuing life insurance and annuities. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

As of December 31, 2001, the Company and its subsidiary life company had $48 billion invested through their products, including $33 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC, manages or oversees the management of $21 billion). The Company is ranked among the top 1% of all U.S. life insurance companies rated by A.M. Best Company based on assets as of December 31, 2000.


In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).


Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)


The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:

ING VP Balanced Portfolio, Inc. (Class R Shares)(1)             AIM V.I. Growth Fund (Series I Shares)
ING VP Bond Portfolio (Class R Shares)(1)                       AIM V.I. Premier Equity Fund (Series I Shares)(1)
ING GET Fund                                                    Alliance Growth and Income Portfolio (Class A Shares)
ING VP Growth Portfolio (Class R Shares)(1)                     Alliance Premier Growth Portfolio (Class A Shares)(1)
ING VP Growth and Income Portfolio (Class R Shares)(1)          Alliance Quasar Portfolio (Class A Shares)
ING VP Index Plus LargeCap Portfolio (Class R Shares)(1)        Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)
ING VP International Equity Portfolio (Class R Shares)(1)       Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
ING VP Money Market Portfolio (Class R Shares)(1)               Fidelity(R) VIP Growth Portfolio (Initial Class)
ING VP Small Company Portfolio (Class R Shares)(1)              Fidelity(R) VIP High Income Portfolio (Initial Class)
ING VP Technology Portfolio (Class R Shares)(1)                 Janus Aspen Aggressive Growth Portfolio (Institutional Shares)
ING VP Growth Opportunities Portfolio (Class S Shares)(1)       Janus Aspen Balanced Portfolio (Institutional Shares)
ING VP MagnaCap Portfolio (Class S Shares)(1)                   Janus Aspen Growth Portfolio (Institutional Shares)
ING VP MidCap Opportunities Portfolio (Class S Shares)(1)       Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
ING VP SmallCap Opportunities Portfolio (Class S Shares)(1)     Jennison Portfolio (Class II Shares)(1)
ING MFS Capital Opportunities Portfolio (Initial Class)(1)      MFS(R) Total Return Series (Initial Class)
ING MFS Emerging Equities Portfolio (Initial Class)(1)          Oppenheimer Aggressive Growth Fund/VA
ING MFS Research Portfolio (Initial Class)(1)                   Oppenheimer Main Street Growth & Income Fund/VA(R)
ING Scudder International Growth Portfolio (Initial Class)(1)   Oppenheimer Strategic Bond Fund/VA
AIM V.I. Capital Appreciation Fund (Series I Shares)            SP Jennison International Growth Portfolio (Class II Shares)
AIM V.I. Core Equity Fund (Series I Shares)(1)                  UBS Series Trust - Tactical Allocation Portfolio (Class I
AIM V.I. Government Securities Fund (Series I Shares)           Shares)(1)


(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix III on page 69 in the prospectus for a complete list of former and current fund names.

(2) See Appendix IV on page 96 in the prospectus for a list of ING GET Fund series and their projected offering periods.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's affiliate, ING Financial Advisers, LLC ("IFS") (prior to May 1, 2002 known as Aetna Investment Services, LLC), serves as the principal underwriter for the contract. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. IFA' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of IFA or of other registered broker-dealers who have entered into sales arrangements with IFA. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."


                                PERFORMANCE DATA

GENERAL
From time to time we may advertise different types of historical performance for the subaccounts of the separate account available under the contract. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contract during each period (i.e., Option Package III: 1.25% mortality and expense risk charge, $30 annual maintenance fee, 0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after 7 years). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contract described in the prospectus. The total return figures shown below will be lower than the standardized figures for Option Packages I and II because of the lower mortality and expense risk charge under those Option Packages (0.80% and 1.10% respectively). We may also advertise standardized returns and non-standardized returns using the fees and charges applicable to Option Packages I and II.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge (i.e., Option Package III: 1.25% mortality and expense risk charge, $30 annual maintenance fee, and 0.15% administrative charge). We may also advertise returns based on lower charges that may apply to contracts under Option Packages I and II.

Standardized and non-standardized calculations do not currently include the premium bonus or reflect the deduction of the corresponding premium bonus charge; but, to the extent permitted by applicable law, we may include the premium bonus and corresponding charge in the standardized and non-standardized average annual total returns in the future.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.


AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED
The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2001 for the subaccounts under the contract. The standardized returns assume the maximum charges under the contract (i.e., Option Package III) as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges. We may also advertise returns based on lower charges that may apply to particular contracts under option packages I and II.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING MFS Emerging Equities Portfolio (Initial Class), ING MFS Research Portfolio (Initial Class), and ING Scudder International Growth Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the ING Partners, Inc. ("IPI") portfolio from November 28, 1997 the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and (b) after November 26, 1997 based on the performance of the IPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date. The current Series of ING GET Fund was not available as of December 31, 2001, therefore, there is no performance history reported in the performance tables for this subaccount.


                                                                 -----------------------------------------------------------------
                                                                                                                         DATE
                                                                                                                    CONTRIBUTIONS
                                                                                        STANDARDIZED               FIRST RECEIVED
                                                                                                                      UNDER THE
                                                                                                                  SEPARATE ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                             SUBACCOUNT                            1 YEAR       5 YEAR       10 YEAR     INCEPTION*
----------------------------------------------------------------------------------------------------------------------------------
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)               (11.96%)      7.06%         8.62%
----------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio (Class R Shares)(1)                           0.91%       4.62%         5.21%
----------------------------------------------------------------------------------------------------------------------------------
ING VP Growth Portfolio (Class R Shares)                          (34.65%)                                 5.78%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------------
ING VP Growth and Income Portfolio (Class R Shares)(1)            (26.05%)      2.72%         7.36%
----------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class R Shares)             (21.30%)      9.29%                      9.95%       10/31/1996
----------------------------------------------------------------------------------------------------------------------------------
ING VP International Equity Portfolio (Class R Shares)            (31.49%)                                (6.28%)      05/05/1998
----------------------------------------------------------------------------------------------------------------------------------
ING VP Money Market Portfolio (Class R Shares)(1)(2)               (3.87%)      3.12%         3.34%
----------------------------------------------------------------------------------------------------------------------------------
ING VP Small Company Portfolio (Class R Shares)                    (3.81%)                                11.19%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------------
ING VP Technology Portfolio (Class R Shares)                      (30.58%)                               (44.49%)      05/01/2000
----------------------------------------------------------------------------------------------------------------------------------
ING VP Growth Opportunities Portfolio (Class S Shares)                                                   (26.54%)      05/03/2001
----------------------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio (Class S Shares)                                                               (12.49%)      05/30/2001
----------------------------------------------------------------------------------------------------------------------------------
ING VP MidCap Opportunities Portfolio (Class S Shares)                                                   (22.45%)      05/03/2001
----------------------------------------------------------------------------------------------------------------------------------
ING VP SmallCap Opportunities Portfolio (Class S Shares)                                                 (21.79%)      05/07/2001
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio (Initial Class)           (32.36%)                                 5.32%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)      (32.36%)      8.98%                      9.06%       11/30/1992
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
ING MFS Emerging Equities Portfolio (Initial Class)               (32.81%)                                (1.89%)      11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/ING MFS Emerging Equities(3)             (32.81%)      0.43%                      4.90%       09/30/1993
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Portfolio (Initial Class)                        (28.51%)                                 0.52%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/ING MFS Research(3)      (28.51%)      0.08%                      4.23%       08/31/1992
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
ING Scudder International Growth Portfolio (Initial Class)        (34.51%)                                 0.33%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/ING Scudder International Growth(3)    (34.51%)      1.68%                      6.17%       08/31/1992
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)              (30.89%)                                 4.94%       10/02/1998
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                       (30.45%)                                 1.48%       10/02/1998
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund (Series I Shares)              (1.41%)                                 1.40%       10/30/2000
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series I Shares)                            (41.42%)                                (4.99%)      10/02/1998
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series I Shares)                    (20.25%)                                 4.73%       10/02/1998
----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (Class A Shares)              (7.43%)                                (3.14%)      09/22/2000
----------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (Class A Shares)                (24.86%)                               (32.70%)      09/21/2000
----------------------------------------------------------------------------------------------------------------------------------
Alliance Quasar Portfolio (Class A Shares)                        (20.44%)                               (25.55%)      10/23/2000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)           (19.93%)      8.35%                     11.26%       06/30/1995
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)           (12.70%)      7.30%                     11.80%       12/30/1994
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Initial Class)                  (25.30%)      9.57%                     13.53%       12/30/1994
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio (Initial Class)             (19.43%)     (5.91%)                    (1.56%)      06/30/1995
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)    (46.95%)      4.95%                      7.87%       10/31/1994
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)             (12.41%)     12.06%                     13.97%       01/31/1995
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)               (32.34%)      6.94%                     10.94%       07/29/1994
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)     (30.05%)      9.03%                     14.35%       04/28/1995
----------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II Shares)                                                                      (8.13%)      07/10/2001
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series (Initial Class)                         (7.53%)      8.22%                      8.97%       05/31/1996
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                             (38.82%)                                 5.14%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA(R)                (17.87%)                                 2.57%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                 (2.97%)                                 1.82%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio (Class II Shares)                                             (25.30%)      06/01/2001
----------------------------------------------------------------------------------------------------------------------------------
UBS Series Trust - Tactical Allocation Portfolio (Class I Shares) (20.23%)                                (6.39%)      05/17/1999
----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.73%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.

(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.


                                                                 ------------------------------------------------------------------
                                                                                                                           FUND
                                                                                   NON-STANDARDIZED                     INCEPTION
                                                                                                                           DATE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 SINCE
                            SUBACCOUNT                             1 YEAR    3 YEARS    5 YEARS    10 YEARS   INCEPTION**
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)                (5.62%)    1.17%      7.57%       8.62%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio (Class R Shares)(1)                           7.16%     4.24%      5.19%       5.21%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Growth Portfolio (Class R Shares)                          (28.15%)   (6.05%)     8.08%                   8.32%   12/13/1996
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Growth and Income Portfolio (Class R Shares)(1)            (19.61%)   (6.55%)     3.35%       7.36%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class R Shares)             (14.90%)   (2.37%)     9.76%                  11.03%   09/16/1996
-----------------------------------------------------------------------------------------------------------------------------------
ING VP International Equity Portfolio (Class R Shares)            (25.01%)   (4.24%)                             1.38%   12/22/1997
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Money Market Portfolio (Class R Shares)(1)(2)                2.42%     3.60%      3.73%       3.34%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Small Company Portfolio (Class R Shares)                     2.47%    11.60%     12.91%                  13.15%   12/27/1996
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Technology Portfolio (Class R Shares)                      (24.11%)                                     (38.76%)  05/01/2000
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Growth Opportunities Portfolio (Class S Shares)            (39.40%)                                     (31.15%)  04/30/2000
-----------------------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio (Class S Shares)                        (11.62%)                                      (6.80%)  05/01/2000
-----------------------------------------------------------------------------------------------------------------------------------
ING VP MidCap Opportunities Portfolio (Class S Shares)            (34.26%)                                     (27.12%)  04/30/2000
-----------------------------------------------------------------------------------------------------------------------------------
ING VP SmallCap Opportunities Portfolio (Class S Shares)          (30.30%)   18.20%     16.86%                  15.17%   05/06/1994
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio (Initial Class)           (25.87%)    0.33%                              6.18%   11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)      (25.87%)    0.33%      9.45%       8.84%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Emerging Equities Portfolio (Initial Class)               (26.32%)   (8.39%)                            (0.74%)  11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/ING MFS Emerging Equities(3)             (26.32%)   (8.39%)     1.13%       5.19%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Portfolio (Initial Class)                        (22.06%)   (3.56%)                             1.57%   11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/ING MFS Research(3)      (22.06%)   (3.57%)     0.78%       2.69%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ING Scudder International Growth Portfolio (Initial Class)        (28.02%)   (3.79%)                             1.44%   11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/ING Scudder International Growth(3)    (28.02%)   (3.79%)     2.34%       5.83%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)              (24.42%)   (1.84%)     4.47%                  10.13%   05/05/1993
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                       (23.98%)   (5.39%)     5.72%                   9.75%   05/02/1994
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund (Series I Shares)               4.86%     3.44%      4.60%                   3.95%   05/05/1993
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series I Shares)                            (34.88%)  (12.06%)     2.38%                   7.24%   05/05/1993
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series I Shares)                    (13.85%)   (2.47%)     8.10%                  11.77%   05/05/1993
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (Class A Shares)(1)           (1.12%)    6.80%     13.00%      13.24%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (Class A Shares)                (18.43%)   (4.38%)    10.96%                  14.02%   06/26/1992
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Quasar Portfolio (Class A Shares)                        (14.04%)   (2.82%)     0.19%                   1.22%   08/05/1996
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)           (13.54%)   (0.87%)     8.83%                  14.09%   01/03/1995
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio (Initial Class) (1)        (6.35%)    1.59%      7.81%      11.96%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Initial Class) (1)              (18.87%)   (1.21%)    10.03%      11.75%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio (Initial Class) (1)         (13.03%)  (10.87%)    (4.99%)      3.75%
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)    (40.37%)   (3.80%)     5.52%                  10.88%   09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)              (6.07%)    4.16%     12.47%                  12.66%   09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)               (25.86%)   (3.95%)     7.46%                  10.21%   09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)     (23.59%)    0.97%      9.50%                  14.08%   09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II Shares)                              (19.81%)                                     (22.65%)  02/10/2000
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series (Initial Class)                         (1.22%)    4.69%      8.71%                  11.56%   01/03/1995
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA(1)                          (32.30%)    2.34%      5.49%      10.13%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA(R)                (11.49%)   (1.54%)     5.16%                  12.02%   07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                  3.31%     1.92%      2.84%                   4.07%   05/03/1993
-----------------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio (Class II Shares)      (36.89%)                                     (38.67%)  10/04/2000
-----------------------------------------------------------------------------------------------------------------------------------
UBS Series Trust - Tactical Allocation Portfolio (Class I Shares) (13.84%)                                      (0.98%)  01/04/1999
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.73%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                       INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces an income phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                   SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

                        INDEPENDENT AUDITORS


Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103 are the independent auditors for the separate account and for the Company for the year ended December 31, 2001. Prior to May 3, 2001, KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, were the independent auditors for the separate account and for the Company. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements and the review of filings made with the SEC.

333-56297                                                ILIAC Ed. May 2002

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account B:
                  -   Statement of Assets and Liabilities as of December 31,
                      2001
                  -   Statement of Operations for the year ended December 31,
                      2001
                  - Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000
                  - Condensed Financial Information for the year ended December 31, 2001
                  -   Notes to Financial Statements
                  -   Report of Independent Auditors
                  Financial Statements of ING Life Insurance and Annuity
                  Company:
                  -   Report of Independent Auditors
                  - Consolidated Statements of Income for the Year Ended December 31, 2001, One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Year Ended December 31, 1999
                  -   Consolidated Balance Sheets as of December 31, 2001 and
                      2000
                  - Consolidated Statements of Changes in Shareholder's Equity for the Year Ended December 31, 2001, One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Year Ended December 31, 1999
                  - Consolidated Statements of Cash Flows for the Year Ended December 31, 2001, One Month Ended December 31, 2000, the Eleven Month Ended November 30, 2000 and for the Year Ended December 31, 1999
                  -   Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution establishing Variable Annuity Account B(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI(4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, LLC(4)
         (4.1)    Variable Annuity Contract (GM-VA-98)(2)

         (4.2)    Variable Annuity Contract Certificate (GMC-VA-98)(2)
         (4.3)    Variable Annuity Contract (GM-VA-98(NY))(5)
         (4.4)    Variable Annuity Contract Certificate (GMC-VA-98(NY))(5)
         (4.5)    Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98
                  and Variable Annuity Contract Certificate GMC-VA-98(6)
         (4.6)    Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98
                  and Variable Annuity Contract Certificate GMC-VA-98(7)
         (4.7)    Endorsement (EVA-PB-00) to Variable Annuity Contract GM-VA-98
                  and Variable Annuity Contract Certificate GMC-VA-98(8)
         (4.8)    Endorsement (EVA-PB-00 (NY)) to Variable Annuity Contract
                  GM-VA-98(NY) and Variable Annuity Contract Certificate
                  GMC-VA-98(NY)(9)
         (4.9)    Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name
                  change(11)
         (5)      Variable Annuity Contract Application (9.5.89-6(9/98))(10)
         (6.1)    Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company
                  (formerly Aetna Life Insurance and Annuity Company)(12)
         (6.2)    By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity
                  Company)(12)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement dated June 30, 1998 by and among
                  AIM Variable Insurance Funds, Inc., A I M Distributors, Inc.
                  and Aetna Life Insurance and Annuity Company(10)
         (8.2)    Amendment No. 1 dated October 1, 2000 to Participation
                  Agreement dated June 30, 1998 by and among AIM Variable
                  Insurance Funds (formerly AIM Variable Insurance Funds, Inc.),
                  A I M Distributors, Inc. and Aetna Life Insurance and Annuity
                  Company(13)
         (8.3)    First Amendment dated November 17, 2000 to Participation
                  Agreement dated June 30, 1998 by and among AIM Variable
                  Insurance Funds (formerly AIM Variable Insurance Funds, Inc.),
                  A I M Distributors, Inc. and Aetna Life Insurance and Annuity
                  Company(13)
         (8.4)    Service Agreement effective June 30, 1998 between Aetna Life
                  Insurance and Annuity Company and AIM Advisors, Inc.(10)
         (8.5)    First Amendment dated October 1, 2000 to the Service Agreement dated June 30, 1998 between Aetna Life Insurance and Annuity
                  Company and AIM Advisors, Inc.(4)
         (8.6)    Fund Participation Agreement dated March 1, 2000 between Aetna
                  Life Insurance and Annuity Company and Alliance Capital(14)
         (8.7)    Service Agreement dated March 1, 2000 between Aetna Life
                  Insurance and Annuity Company and Alliance Capital(14)
         (8.8)    Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
                  Variable Fund, Aetna Variable

                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(2)
         (8.9) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(15)
         (8.10) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(16)
         (8.11) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(17)
         (8.12) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(17)
         (8.13) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by
                  and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable

                  Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(18)
         (8.14) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
         (8.15) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(15)
         (8.16) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(17)
         (8.17) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(17)
         (8.18) Fund Participation Agreement dated May 1, 1999 between Aetna Life Insurance and Annuity Company, Brinson Series Trust (formerly Mitchell Hutchins Series Trust), and Brinson Advisors, Inc. (formerly Mitchell Hutchins Asset Management, Inc.)(19)
         (8.19) Service Agreement dated May 1, 1999 between Brinson Advisors, Inc. (formerly Mitchell Hutchins Asset Management, Inc.) and Aetna Life Insurance and Annuity Company(19)
         (8.20) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(20)
         (8.21) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,

                  May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(21)
         (8.22) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(22)
         (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)
         (8.24) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(16)
         (8.25) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(20)
         (8.26) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(21)
         (8.27) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(23)
         (8.28) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)
         (8.29) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1, 1998 between
                  Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(16)

         (8.30) Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(24)
         (8.31) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(21)
         (8.32) Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(15)
         (8.33) Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(25)
         (8.34) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(15)
         (8.35) Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(16)
         (8.36) Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997, as amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(26)
         (8.37) Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(11)
         (8.38) Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(25)
         (8.39) First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(26)
         (8.40) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(26)
         (8.41) Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(11)
         (8.42) Fund Participation Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 among MFS Variable Insurance

                  Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(2)
         (8.43) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(10)
         (8.44) Fifth Amendment dated May 1, 1998 to Fund Participation Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(27)
         (8.45) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by and
                  among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(28)
         (8.46) Sixth Amendment dated November 17, 2000 to the Fund Participation Agreement dated April 30, 1996, as amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999 between Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company(4)
         (8.47) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(29)
         (8.48) First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(16)
         (8.49) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(29)
         (8.50) Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(30)
         (8.51) Fund Participation Agreement dated as of April 27, 2001 among Aetna Life Insurance and Annuity Company, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services LLC(31)
         (8.52) Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(11)
         (8.53) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity

                  Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation
                  Agreement dated November 28, 2001(11)
         (8.54)   Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and
                  Aetna Life Insurance and Annuity Company(11)
         (8.55)   Amendment dated March 5, 2002 between Portfolio Partners, Inc.
                  (to be renamed ING Partners, Inc. effective May 1, 2002) and
                  Aetna Life Insurance and Annuity Company (to be renamed ING
                  Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27,
                  2001(11)
         (9)      Opinion and Consent of Linda E. Senker
         (10)     Consent of Independent Auditors
         (11)        Not applicable
         (12)        Not applicable
         (13)        Schedule for Computation of Performance Data(8)
         (14.1)   Powers of Attorney(32)
         (14.2)   Authorization for Signatures(3)
         (15)     Subsidiaries of ING Groep N.V.

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

5. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 30, 2000.

6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on September 14, 1998.

7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-56297), as filed on May 8, 2000.

9. Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 13, 2000.

10. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

11. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

12. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

13. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

14. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.

15. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

16. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

17. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

18. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 10, 2001.

19. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 25, 1999.

20. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

21. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

22. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

23. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

24. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

25. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

26. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

27. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.

28. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

29. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

30. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

31. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-56297), as filed on September 6, 2001.

32. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.

ITEM 25.      DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR*

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH DEPOSITOR
----------------                   ------------------------------------

Thomas J. McInerney**              Director and President

Wayne R. Huneke***                 Director and Chief Financial Officer

Robert C. Salipante****            Director

P. Randall Lowery***               Director

Mark A. Tullis***                  Director

David Wheat***                     Chief Accounting Officer

Paula Cludray-Engelke****          Secretary

Brian Murphy**                     Vice President and Chief Compliance Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

** The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

*** The principal business address of these directors and officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

**** The principal business address of this Director and this Officer is 20
     Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to exhibit Ex-99.B.16 to Registration Statement on Form N-4 (File No. 333-85326), as filed on April 1, 2002 for ReliaStar Life Insurance Company of New York.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2002, there were 127,292 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) Limited Liability Company Agreement provides that IFA will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of IFA, as long as he acted in good faith on behalf of IFA and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) also acts as the principal underwriter for ING Partners, Inc. (formerly Portfolio Partners, Inc.) (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, IFA acts as the principal underwriter for Variable Life

           Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). IFA is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

     (b)   The following are the directors and officers of the Principal
           Underwriter:


NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         PRINCIPAL UNDERWRITER
----------------                         ---------------------
Marie Augsberger*                        Director and President

Robert L. Francis**                      Director and Senior Vice President

Allan Baker*                             Chairman of the Board and Senior Vice President

Willard I. Hill, Jr.*                    Senior Vice President

Therese Squillacote*                     Vice President and Chief Compliance Officer

Paula Cludray-Engelke***                 Secretary

Jeffrey R. Berry*                        Chief Legal Officer

Reginald Bowen*                          Vice President

Christina Lareau*                        Vice President

Terran Titus*                            Vice President

William T. Abramowicz                    Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                     Vice President

Louis E. Bachetti                        Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Ronald R. Barhorst                       Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***                      Vice President


NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         PRINCIPAL UNDERWRITER
----------------                         ---------------------
Steven M. Bresler                        Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111

David Brounley***                        Vice President

Brian D. Comer*                          Vice President

John B. Finigan, Jr.                     Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian K. Haendiges*                      Vice President

Brian P. Harrington                      Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****                 Vice President

William S. Jasien****                    Vice President

Jess D. Kravitz**                        Vice President

George D. Lessner, Jr.                   Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Susan J. Lewis                           Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

James F. Lille                           Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                          Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                         Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202


NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         PRINCIPAL UNDERWRITER
----------------                         ---------------------
W. Michael Montgomery                    Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Pamela Mulvey*                           Vice President

Scott T. Neeb**                          Vice President

Patrick F. O'Christie                    Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Ethel Pippin*                            Vice President

Paulette Playce                          Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                       Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                       Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                       Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.                 Vice President
601 Union St., Ste. 810
Seattle, WA  98101

David A. Kelsey*                         Assistant Vice President

Allissa Archer Obler***                  Assistant Secretary

Loralee Ann Renelt***                    Assistant Secretary

Rebecca A. Schoff***                     Assistant Secretary

Glenn Allan Black******                  Tax Officer

Joseph J. Elmy*                          Tax Officer


NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         PRINCIPAL UNDERWRITER
----------------                         ---------------------
G. Michael Fell******                    Tax Officer

* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156

** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588

*** The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401

**** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067

***** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

****** The principal business address of these officers is 5780 Powers Ferry
       Road, N.W., Atlanta, Georgia 30327

     (c) Compensation from January 1, 2001 to December 31, 2001:


  (1)                     (2)                   (3)                  (4)             (5)

NAME OF              NET UNDERWRITING      COMPENSATION ON
PRINCIPAL            DISCOUNTS AND         REDEMPTION OR         BROKERAGE
UNDERWRITER          COMMISSIONS           ANNUITIZATION         COMMISSIONS     COMPENSATION*
-----------          -----------           -------------         -----------     ------------
ING Financial                                                                     $95,466.36
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2001.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      ING Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 18th day of April, 2002.

                                      VARIABLE ANNUITY ACCOUNT B OF ING
                                      LIFE INSURANCE AND ANNUITY COMPANY
                                              (REGISTRANT)

                                  By: ING LIFE INSURANCE AND ANNUITY COMPANY
                                              (DEPOSITOR)

                                  By: Thomas J. McInerney*
                                      ---------------------------------------
                                      Thomas J. McInerney
                                      President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 (File No. 333-56297) has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                            TITLE                                       DATE
Thomas J. McInerney*                 Director and President                   )
-----------------------------------  (principal executive officer)            )
Thomas J. McInerney                                                           )
                                                                              )
Wayne R. Huneke*                     Director and Chief Financial Officer     )   April
-----------------------------------                                           )
Wayne R. Huneke                                                               )   18, 2002
                                                                              )
Randy Lowery*                        Director                                 )
-----------------------------------                                           )
P. Randall Lowery                                                             )
                                                                              )
Robert C. Salipante*                 Director                                 )
-----------------------------------                                           )
Robert C. Salipante                                                           )
                                                                              )
Mark A. Tullis*                      Director                                 )
-----------------------------------                                           )
Mark A. Tullis                                                                )
                                                                              )

David Wheat*                         Chief Accounting Officer                 )
-----------------------------------                                           )
David Wheat                                                                   )


By:  /s/ Linda E. Senker
     --------------------------------------------------------
     Linda E. Senker
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX


EXHIBIT NO.         EXHIBIT

99-B.9              Opinion and Consent of Linda E. Senker         ------------

99-B.10             Consent of Independent Auditors                ------------